SEC Registration Nos.
Nos. 811-03418 and 002-76527

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 43            XX

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT ACT OF 1940

Amendment No. 43                         XX

Calvert Cash Reserves

(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4800

William M. Tartikoff
4550 Montgomery Avenue
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☑	on January 31, 2013 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

Calvert Income Funds
PROSPECTUS
CLASS I (INSTITUTIONAL)

January 31, 2013

	Ticker
Calvert Income Fund	CINCX
Calvert Short Duration Income Fund	CDSIX
Calvert Government Fund	CVGIX
Calvert High Yield Bond Fund	CYBIX
Calvert Cash Reserves Institutional Prime Fund	CCIXX

Calvert Signature Strategies®

Calvert Bond Portfolio	CBDIX

Calvert Income Funds Prospectus
January 31, 2013

TABLE OF CONTENTS

		Page
FUND SUMMARIES	(This section summarizes Fund fees, investment strategies, risks, past performance, and purchase and sale procedures.)	1
Calvert Income Fund		1
Calvert Short Duration Income Fund		5
Calvert Government Fund		9
Calvert High Yield Bond Fund		12
Calvert Cash Reserves Institutional Prime Fund		16
Calvert Signature Strategies®		
Calvert Bond Portfolio		18
ADDITIONAL INFORMATION THAT APPLIES TO ALL FUNDS		22
Tax Information		22
Payments to Broker/Dealers and Other Financial Intermediaries		22
MORE INFORMATION ON FEES AND EXPENSES	(This section provides details on Fund fees and expenses.)	23
MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS	(This section provides details on Fund investment strategies and risks.)	24
PORTFOLIO HOLDINGS		28
ABOUT SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING	(This section describes the sustainable and socially responsible investment criteria for Calvert Bond Portfolio.)	29
Calvert Signature Strategies®		
Investment Selection Process		29
Sustainable and Socially Responsible Investment Criteria		29
Shareholder Advocacy and Corporate Responsibility		30
Special Investment Programs		31
High Social Impact Investments		31
MANAGEMENT OF FUND INVESTMENTS	(This section provides details on Fund investment managers.)	31
About Calvert		31
Portfolio Management		31
Advisory Fees		33
SHAREHOLDER INFORMATION	(This section provides details on how to purchase and sell Fund shares, how shares are valued, and information on dividends, distributions and taxes.)	34
How to Open an Account		34
How Shares are Priced		35
When Your Account will be Credited		35
How to Sell Shares		36
Other Calvert Features/Policies (Exchanges, Market Timing Policy, etc.)		38
Dividends, Capital Gains and Taxes		40

INVESTMENT OBJECTIVE

The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in bonds and income-producing securities. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption fee (as a % of amount redeemed or	2.00%
exchanged within 7 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
Management fees	0.50%
Distribution and service (12b-1) fees	None
Other expenses	0.16%
Total annual fund operating expenses	0.66%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$6,743	$21,120	$36,772	$82,248

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 210% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor’s Ratings Services ("Standard & Poor's") or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. Government or its agencies, and U.S. government sponsored enterprises (e.g., the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB- by Standard & Poor’s or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 1

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Leveraged loans are usually more credit sensitive than investment-grade securities.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/ or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders of such securities to sell their holdings.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 2

turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Return

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	8.03%
Worst Quarter (of periods shown)	12/31/08	-7.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns
(as of 12-31-12)	1 Year	5 Years	10 Years
CLASS I:
Return before taxes	9.19%	4.66%	5.86%

Return after taxes on distributions	7.75%	3.05%	3.93%

Return after taxes on distributions	5.96%	3.01%	3.90%
and sale of Fund shares

Barclays U.S. Credit Index	9.37%	7.65%	6.23%
(reflects no deduction for fees,
expenses or taxes)
Lipper Corporate Debt Funds BBB	9.96%	7.29%	6.25%
Rated Avg.
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")

Portfolio	Title	Length of Time
Manager Name		Managing Fund
Michael Abramo	Vice President,	Since April 2008
Portfolio Manager

Matthew Duch	Vice President,	Since September 2011
Portfolio Manager

Vishal Khanduja, CFA	Portfolio Manager	Since January 2013

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value determined after receipt of your request in good order. To purchase shares directly from the Fund, open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748).

All initial purchases must be made by bankwire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars.

Minimum to Open Fund Account
$1,000,000

Waiver for Retirement Plan Omnibus Accounts. The initial investment minimum is waived for retirement plans that trade through omnibus accounts.

The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 3

To Buy Shares
New Accounts (include application)	For wire instructions, call
and Subsequent Investments:	800-327-2109

To Sell Shares
By Telephone	Call 800-368-2745

For important information on taxes and financial intermediary compensation, please turn to “Additional Information That Applies to All Funds” on page 22 of this Prospectus.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 4

INVESTMENT OBJECTIVE

The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption fee (as a % of amount redeemed or	2.00%
exchanged within 7 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
Management fees	0.43%
Distribution and service (12b-1) fees	None
Other expenses	0.12%
Total annual fund operating expenses	0.55%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$5,622	$17,629	$30,728	$68,928

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 187% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor’s Ratings Services ("Standard & Poor's") or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. Government or its agencies, and U.S. government-sponsored enterprises (e.g., the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB- by Standard & Poor’s or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

Under normal circumstances, the Fund’s average portfolio duration will range from one to three years. Duration is a measure of the expected average life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

The Fund uses a hedging technique that includes the purchase

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 5

and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Leveraged loans are usually more credit sensitive than investment-grade securities.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/ or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders of such securities to sell their holdings.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 6

indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

There were no shareholders in Class I for the period November 7, 2005, through April 21, 2006. Performance results for Class I shares for this period reflect the performance of Class A shares at net asset value. Actual Class I share performance would have been higher than Class A share performance because Class I, unlike Class A, has no Rule 12b-1 fees.

Calendar Year Total Return

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	5.16%
Worst Quarter (of periods shown)	12/31/08	-1.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns
(as of 12-31-12)	1 Year	5 Years	10 Years

CLASS I:
Return before taxes	6.97%	4.76%	5.23%

Return after taxes on distributions	5.95%	3.32%	3.59%

Return after taxes on distributions	4.69%	3.25%	3.53%
and sale of Fund shares

Barclays 1-5 Year U.S. Credit Index	5.51%	5.17%	4.57%
(reflects no deduction for fees,
expenses or taxes)

Lipper Short Investment Grade	3.57%	2.84%	2.98%
Debt Funds Avg.
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")

Portfolio		Length of Time
Manager Name	Title	Managing Fund
Matthew Duch	Vice President,	Since August 2009
Portfolio Manager

Michael Abramo	Vice President,	Since September
	Portfolio Manager	2011

Vishal Khanduja, CFA	Portfolio Manager	January 2013

Mauricio Agudelo	Portfolio Manager	Since January 2011

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value determined after receipt of your request in good order. To purchase shares directly from the Fund, open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748).

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 7

All initial purchases must be made by bankwire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars.

Minimum to Open Fund Account
$1,000,000

Waiver for Retirement Plan Omnibus Accounts. The initial investment minimum is waived for retirement plans that trade through omnibus accounts.

The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

To Buy Shares
New Accounts (include application)	For wire instructions, call
and Subsequent Investments:	800-327-2109

To Sell Shares
By Telephone	Call 800-368-2745

For important information on taxes and financial intermediary compensation, please turn to “Additional Information That Applies to All Funds” on page 22 of this Prospectus.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 8

INVESTMENT OBJECTIVE

The Fund seeks to maximize income, to the extent consistent with preservation of capital, primarily through investment in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption fee (as a % of amount redeemed or	2.00%
exchanged within 7 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
Management fees	0.50%
Distribution and service (12b-1) fees	None
Other expenses	0.29%
Total annual fund operating expenses	0.79%
Less fee waiver and/or expense reimbursement [1]	(0.06%)
Net expenses	0.73%

1 The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2014. Direct net operating expenses will not exceed 0.73% for Class I. Only the Board of Trustees of the Fund may terminate the Fund’s expense limitation before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated,
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$7,456	$24,631	$43,284	$97,234

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 311% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (“U.S. Government Securities”), (ii) repurchase agreements collateralized by U.S. Government Securities, and (iii) incidental for those investments, futures contracts that are related to U.S. Government Securities. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.

The Fund uses an active strategy, seeking relative value to earn incremental income. The investment advisor allocates the Fund’s assets among different market sectors (e.g., U.S. Treasury or U.S. government agency) and different maturities based on its view of the relative value of each sector or maturity. There is no limit on the Fund’s average maturity.

The Fund also may invest in corporate debt securities, trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 9

Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Leveraged loans are usually more credit sensitive than investment-grade securities.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of a nationally recognized statistical rating organization.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders of such securities to sell their holdings.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average. Performance results for Class I shares prior to April 30, 2011 (the Class I shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class I share performance would have been higher than Class A share performance because Class I, unlike Class A, has no Rule 12b-1 fees.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 10

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/12	2.17%
Worst Quarter (of periods shown)	3/31/12	-0.43%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual
Total Returns		Since Inception
(as of 12-31-12)	1 Year	(12/31/08)
Class I:
Return before taxes	2.52%	4.40%
Return after taxes on	1.31%	5.20%
distributions
Return after taxes on	1.76%	4.81%
distributions and sale of
Portfolio shares
Barclays U.S.	2.02%	3.51%
Government Index
(reflects no deduction for
fees, expenses or taxes)
Lipper General U.S. Government	2.39%	4.74%
Funds Avg.
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")

Portfolio		Length of Time
Manager Name	Title	Managing Fund
Matthew Duch	Vice President, Portfolio	Since September 2011
Manager

Michael Abramo	Vice President, Portfolio	Since September 2011
Manager

Vishal Khanduja,	Portfolio Manager	Since July 2012
CFA

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value determined after receipt of your request in good order. To purchase shares directly from the Fund, open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748).

All initial purchases must be made by bankwire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars.

Minimum to Open Fund Account
$1,000,000

Waiver for Retirement Plan Omnibus Accounts. The initial investment minimum is waived for retirement plans that trade through omnibus accounts.

The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

To Buy Shares
New Accounts (include application)	For wire instructions, call
and Subsequent Investments:	800-327-2109

To Sell Shares
By Telephone	Call 800-368-2745

For important information on taxes and financial intermediary compensation, please turn to “Additional Information That Applies to All Funds” on page 22 of this Prospectus.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 11

INVESTMENT OBJECTIVE

The Fund seeks high current income and capital appreciation, secondarily. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption fee (as a % of amount redeemed or	2.00%
exchanged within 7 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
Management fees	0.75%
Distribution and service (12b-1) fees	None
Other expenses	0.25%
Total annual fund operating expenses	1.00%
Less fee waiver and/or expense reimbursement [1]	(0.26%)
Net expenses	0.74%

1 The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2014. Direct net operating expenses will not exceed 0.74% for Class I. Only the Board of Trustees of the Fund may terminate the Fund’s expense limitation before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$7,558	$29,252	$52,717	$120,101

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 273% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund invests primarily in high yield, high risk bonds, with intermediate maturities. For its investments, the Fund seeks to identify high yield bonds of companies that have the ability to make timely payments of principal and interest. Using fundamental credit analysis of companies, the Fund seeks to invest in companies whose financial condition gives them greater value relative to other companies in the high yield market, providing the further potential for capital appreciation. Consequently, capital appreciation is a secondary objective of the Fund. Under normal circumstances, the Fund will invest at least 80% of its assets in high yield, high risk bonds, also known as “junk” bonds. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.

The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

The Advisor will actively manage the Fund to take advantage of relative values of various sectors of the high yield market in order to seek high current income and secondarily, capital appreciation. The Fund will buy and sell securities based on its overall objective of achieving the highest possible total return.

The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

When a corporation issues a bond, it generally submits the security to one or more nationally recognized statistical rating organizations ("NRSROs"), such as Moody’s Investors Service ("Moody's") or Standard & Poor’s Ratings Services ("Standard & Poor’s"). These services evaluate the creditworthiness of the issuer and assign a rating, based on their evaluation of the issuer’s ability to repay the bond. Bonds with ratings below Baa3 (Moody’s) or BBB- (Standard &

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 12

Poor’s) are considered below investment grade and are commonly referred to as junk bonds. Some bonds are not rated at all. The Advisor determines the comparable rating quality of bonds that are not rated.

Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Leveraged loans are usually more credit sensitive than investment-grade securities.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/ or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders of such securities to sell their holdings.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 13

strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Pursuant to an Agreement and Plan of Reorganization, Class I shares of Calvert High Yield Bond Fund, a series of Summit Mutual Funds, Inc. (“SMF Calvert High Yield Bond Fund”), were reorganized into the Class I shares of an identical and newly created series of The Calvert Fund, Calvert High Yield Bond Fund, which commenced operations on September 18, 2009. The performance results prior to September 18, 2009, for Class I shares reflect the performance of SMF Calvert High Yield Bond Fund.

Calendar Year Total Return

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	11.06%
Worst Quarter (of periods shown)	12/31/08	-14.15%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns
(as of 12-31-12)	1 Year	5 Years	10 Years

CLASS I:
Return before taxes	15.40%	8.89%	9.67%

Return after taxes on distributions	12.86%	6.21%	6.99%

Return after taxes on distributions	9.97%	5.96%	6.73%
and sale of Fund shares

BofA Merrill Lynch High Yield	15.57%	10.01%	10.39%
Master II Index
(reflects no deduction for fees,
expenses or taxes)

Lipper High Yield Funds Average	14.66%	8.01%	8.89%
(reflects no deduction for taxes)

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 14

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")

Portfolio	Title	Length of Time
Manager Name		Managing Fund
Matthew Duch	Vice President,	Since March 2010
Portfolio Manager

Michael Abramo	Vice President,	Since September 2011
Portfolio Manager

Vishal Khanduja,	Portfolio Manager	Since January 2013
CFA

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value determined after receipt of your request in good order. To purchase shares directly from the Fund, open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748).

All initial purchases must be made by bankwire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars.

Minimum to Open Fund Account
$1,000,000

Waiver for Retirement Plan Omnibus Accounts. The initial investment minimum is waived for retirement plans that trade through omnibus accounts.

The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

To Buy Shares
New Accounts (include application)	For wire instructions, call
and Subsequent Investments:	800-327-2109

To Sell Shares
By Telephone	Call 800-368-2745

For important information on taxes and financial intermediary compensation, please turn to “Additional Information That Applies to All Funds” on page 22 of this Prospectus.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 15

INVESTMENT OBJECTIVE

The Fund seeks to obtain the highest level of current income, consistent with safety, preservation of capital and liquidity that is available through investments in specified money market instruments. The Fund seeks to maintain a constant net asset value of $1.00 per share. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum front-end sales charge (load) on purchases	None
(as a % of offering price)
Maximum deferred sales charge (load) (as a % of amount	None
purchased or redeemed, whichever is lower)

Annual Fund Operating Expenses (expenses that you pay each
year as a % of the value of your investment)
Management fees	0.30%
Distribution and service (12b-1) fees	None
Other expenses	0.11%
Total annual fund operating expenses	0.41%
Less fee waiver and/or expense reimbursement [1]	(0.01%)
Net expenses	0.40%

1 The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2014. Direct net operating expenses will not exceed 0.40% for Class I. Only the Board of Trustees of the Fund may terminate the Fund’s expense limitation before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$4,092	$13,068	$22,889	$51,679

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund’s assets are invested primarily in top-tier securities, such as:

• high-quality, short-term investments, including obligations of the U.S. Government and agency or instrumentality securities;

• high-quality, U.S. dollar-denominated international money market investments;

• certificates of deposit of major banks;

• commercial paper;

• eligible high-grade, short-term corporate obligations and participation interests in such obligations;

• repurchase agreements;

• bankers acceptances;

• floating rate notes;

• variable-rate demand notes; and

• taxable municipal securities.

The Fund invests in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Income Risk. The income level of the Fund will fluctuate with changing market conditions and interest rate levels. The income the Fund receives may fall as a result of a decline in interest rates.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the Fund because it invests primarily in securities that are considered to be of high quality. The Fund

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 16

also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Management Risk. The individual investments of the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s shares has varied from year to year. The table compares the Fund’s performance over time with that of an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/07	1.28%
Worst Quarter (of periods shown)	12/31/11	0.00%

Average Annual Total Returns
(as of 12-31-12)	1 Year	5 Years	10 Years
CCR Institutional Prime Fund	0.01%	0.76%	1.91%
Lipper Institutional Money Market Funds Avg.	0.06%	0.61%	1.75%
(reflects no deduction for taxes)

For current yield information, call 800-317-2274, or visit Calvert’s website at www.calvert.com/institutional.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value determined after receipt of your request in good order. The Fund is valued according to the “amortized cost” method, which is intended to stabilize the NAV at $1 per share.

Purchases:
Complete and sign an application for each new account. For more information, please contact the Calvert Institutional Marketing Group at 800-317-2274.

Minimum to Open Fund Account
$1,000,000

Waiver for Retirement Plan Omnibus Accounts. The initial investment minimum is waived for retirement plans that trade through omnibus accounts.

The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

Investments may be made by wire or by exchange from another Calvert account:

ABA#011000028
FBO: Calvert Cash Reserves Fund 707
Wire Account #9903-765-7
[Insert your name and account number here]
State Street Bank & Trust Company
Boston, Massachusetts

Redemptions:
By Telephone – call 800-368-2745

For important information on taxes and financial intermediary compensation, please turn to “Additional Information That Applies to All Funds” on page 22 of this Prospectus.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 17

INVESTMENT OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other debt securities meeting the Fund’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption fee (as a % of amount redeemed or	2.00%
exchanged within 7 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
Management fees	0.45%
Distribution and service (12b-1) fees	None
Other expenses	0.11%
Total annual fund operating expenses	0.56%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year; and
• the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$5,724	$17,947	$31,279	$70,146

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 228% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in bonds. Bonds include debt securities of any maturity. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. At least 80% of the Fund’s net assets will be invested in investment grade debt securities. A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor’s Ratings Services ("Standard & Poor's") or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. Government or its agencies, and U.S. government-sponsored enterprises (e.g., the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest up to 20% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB- by Standard & Poor’s or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 18

attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Leveraged loans are usually more credit sensitive than investment-grade securities.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/ or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders of such securities to sell their holdings.

Asset-Backed Security Risk. The value of investments in asset-backed securities is subject to interest rate risk and credit risk. Asset-backed securities are also subject to prepayment risk and extension risk.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 19

for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Return

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	9/30/09	5.73%
Worst Quarter (of periods shown)	12/31/08	-3.55%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns
(as of 12-31-12)	1 Year	5 Years	10 Years
CLASS I:
Return before taxes	8.27%	5.53%	6.02%
Return after taxes on distributions	6.54%	3.81%	4.14%

Return after taxes on	5.37%	3.71%	4.08%
distributions and sale of Fund
shares
Barclays U.S. Credit Index	9.37%	7.65%	6.23%
(reflects no deduction for fees,
expenses or taxes)
Lipper Corporate Debt Funds A Rated	7.11%	6.31%	5.33%
Average
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")

Portfolio	Title	Length of Time
Manager Name		Managing Fund
Matthew Duch	Vice President, Portfolio Manager	Since January 2011

Michael Abramo	Vice President, Portfolio Manager	Since January 2011

Vishal Khanduja, CFA	Portfolio Manager	Since January 2013

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value determined after receipt of your request in good order. To purchase shares directly from the Fund, open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748).

All initial purchases must be made by bankwire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars.

Minimum to Open Fund Account
$1,000,000

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 20

Waiver for Retirement Plan Omnibus Accounts. The initial investment minimum is waived for retirement plans that trade through omnibus accounts.

The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

To Buy Shares
New Accounts (include application)	For wire instructions, call
800-327-2109
To Sell Shares
By Telephone	Call 800-368-2745

For important information on taxes and financial intermediary compensation, please turn to “Additional Information That Applies to All Funds” on page 22 of this Prospectus.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 21

ADDITIONAL INFORMATION THAT APPLIES TO ALL FUNDS

TAX INFORMATION

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by a Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 22

MORE INFORMATION ON FEES AND EXPENSES

REDEMPTION FEE

The redemption fee applies to redemptions, including exchanges, within seven (7) days of purchase. This fee is intended to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund. The fee is deducted from the redemption proceeds. It is payable to the Class I shares and is accounted for as an addition to paid-in capital. The fee will not be charged directly on certain retirement account platforms and other similar omnibus-type accounts, but rather on their participants by the subtransfer agent and remitted to the Fund. Accounts of foundations, endowments, state and local governments, and those that use certain types of consultants are excluded from the Class I redemption fee. See “How to Sell Shares/Redemption Fee” in this Prospectus for situations where the fee may be waived.

MANAGEMENT FEES

Management fees include the advisory fee paid by the Fund to the Advisor and the administrative fee paid by the Fund to Calvert Investment Administrative Services, Inc., an affiliate of the Advisor. With respect to the amount of each Fund’s advisory fee, see “Advisory Fees” in this Prospectus.

The administrative fees (as a percentage of the Fund's net assets) for each Fund are as follows.

Fund	Administrative Fee
Calvert Income Fund	0.10%
Calvert Short Duration Income Fund	0.10%
Calvert Government Fund	0.10%
Calvert High Yield Bond Fund	0.10%
CCR Institutional Prime Fund	0.05%
Calvert Bond Portfolio	0.10%

OTHER EXPENSES

“Other expenses” are based on expenses for the Fund’s most recent fiscal year. “Other expenses” include custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the Advisor) that provide recordkeeping and other administrative services.

CONTRACTUAL FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS

Calvert has agreed to contractually limit the direct net annual fund operating expenses in each Fund to the amounts listed in the table below through January 31, 2014. Only the Board of Trustees of the Fund may terminate an expense cap before the contractual period expires.

Fund
Calvert Income Fund	0.84%
Calvert Short Duration Income Fund	0.75%
Calvert Government Fund	0.73%
Calvert High Yield Bond Fund	0.74%
CCR Institutional Prime Fund	0.40%

Where Calvert has contractually agreed to a fee waiver and/or expense reimbursement, the Example in the respective Fund Summary reflects the expense limits set forth in the fee table but only through the contractual date. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. No Fund expects to incur a material amount of interest expense in the fiscal year. If a Fund were to incur expenses from selling futures short, the costs would be reflected in the net expense ratio. Each Fund, however, does not expect to incur a material amount of expense for this activity.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 23

See “Investment Advisor” in the respective Fund’s SAI for more information.

EXAMPLE

The Example in the respective fund summary for each Fund also assumes that you reinvest all dividends and distributions.

MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS

Principal Investment Strategies for Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Government Fund and Calvert Bond Portfolio

With a change in rating of a debt security, the Advisor will review the security’s fundamentals with the credit research team and determine its position on the security, given its fundamental outlook for the security and the price at which the security then trades. This is consistent with the Advisor’s relative value approach to investing in all securities. A downgrade/upgrade in a security’s credit quality rating is not an automatic signal to sell/buy that security.

The Funds' investments may have all types of interest rate payments and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. Each Fund will invest in instruments with principal payments that are both fixed and variable.

The sell discipline is one that seeks to maximize relative value by liquidating securities that have outperformed comparable investments, swapping them for cheaper securities with more upside potential and by reducing portfolio risk by selling securities that, in the Advisor's opinion, have weakened, when considering credit risks and the overall economic outlook.

Principal Investment Strategies for Calvert High Yield Bond Fund

The Advisor will actively manage the Fund to take advantage of relative values of various sectors of the high yield market in order to seek high current income and secondarily, capital appreciation. Among the factors that are important in the Advisor’s securities selection are credit fundamentals and technical trading factors. The Advisor researches the bonds it purchases to make its own determination of the issuer’s creditworthiness and underlying strength. By using this strategy, the Advisor seeks to outperform the high yield bond market as a whole by choosing individual securities that may be overlooked by other investors, or bonds that are likely to improve in credit quality.

The Advisor makes a decision to sell a portfolio security held by the Fund when (1) the security has appreciated in value due to market conditions and the issuing company’s financial condition; (2) the issuing company’s financial position indicates the company will not perform well and the price of the security could fall; or (3) the Advisor identifies another security that is potentially more valuable for current income or capital appreciation compared to securities held by the Fund.

Tobacco Exclusion Policy for Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Government Fund and Calvert High Yield Bond Fund

As described under the earlier Fund Summary for the respective Fund, each Fund avoids investing in certain tobacco-related securities. As a result of this policy, a Fund may forego a profitable investment opportunity and the associated return.

Further Description of Investment Strategies and Techniques

A concise description of each Fund’s principal investment strategies and principal risks is provided under the respective Fund Summary for each Fund. On the following pages are further descriptions of these principal investment strategies and techniques, as well as certain non-principal investment strategies and techniques of the Funds, along with their associated risks. Each Fund has additional non-principal investment policies and restrictions, which are discussed under “Non-Principal Information on Investment Policies and Risks” in the respective Fund’s SAI.

For certain investment strategies listed, the table below shows a Fund’s limitations as a percentage of either its net or total assets. Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund’s Annual or Semi-Annual Reports. (Please see the pages of this Prospectus following the table for descriptions of the investment strategies and definitions of the principal types of risks involved. Explanatory information about certain investment strategies of specific Funds is also provided below.)

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 24

Key to Table

✪ Fund currently uses as a principal investment strategy

❑ Permitted, but not a principal investment strategy

xN Allowed up to x% of Fund's net assets

xT Allowed up to x% of Fund's total assets

NA Not applicable to this Fund

	Calvert Bond Portfolio	CCR Institutional Prime Fund	Calvert High Yield Bond Fund	Calvert Government Fund	Calvert Short Duration Income Fund	Calvert Income Fund
Investment Techniques						
Active Trading Strategy/Turnover	✪	NA	✪	✪	✪	✪
Temporary Defensive Positions	❑	NA	❑	❑	❑	❑
Hedging Strategies	✪	NA	✪	✪	✪	✪
Conventional Securities						
Foreign securities	25N	NA	20N[1]	❑	25N	25N
Investment grade bonds	✪	NA	❑	✪	✪	✪
Below-investment grade, high-yield bonds	35N[7]	NA	✪	❑	35N	35N
Unrated debt securities	✪	✪[5]	✪	✪	✪	✪
Illiquid securities	15N	5N	15N	15N	15N	15N
Unleveraged Derivative Securities						
Asset-backed securities	✪	✪[5]	10N	✪	✪	✪
Mortgage-backed securities	✪	❑[5]	10N	✪	✪	✪
Currency contracts	❑	NA	❑	❑	❑	❑
Leveraged Derivative Instruments						
Options on securities and indices	5T[6]	NA	5T[2,3]	❑	❑	❑
Futures contract	5N[4]	NA	5T[3,4]	❑	5N[4]	5N[4]

1 Calvert High Yield Bond Fund may invest without limitation in securities (payable in U.S. Dollars) of foreign issuers and in the securities of foreign branches of U.S. banks such as negotiable certificates of deposit (Eurodollars). The Fund may invest up to 20% of its net assets in non-U.S. dollar-denominated fixed income securities principally traded in financial markets outside of the United States.

2 Calvert High Yield Bond Fund may engage in certain limited options strategies as hedging techniques as it relates to options on futures contracts. These options strategies are limited to selling/writing call option contracts on futures contracts on such securities held by the Fund (covered calls). The Fund may purchase call option contracts to close out a position acquired through the sale of a call option. The Fund will only write options that are traded on a domestic exchange or board of trade. The Fund may purchase call option contracts to close out a position acquired through the sale of a call option. The Fund will only write options that are traded on a domestic exchange or board of trade.

The Fund may write and purchase covered put and call options on securities in which it may directly invest. Option transactions will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the Fund’s total assets. Further, the Fund will not write put or call options or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the Fund’s total assets.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 25

3 Calvert High Yield Bond Fund will invest in derivatives solely to meet shareholder redemptions or to gain exposure to the market, including protecting the price or interest rate of securities that the Fund intends to buy, that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. The Fund may invest up to 20% of its assets in such futures and/or options contracts.

4 Based on initial margin required to establish position.

5 Must be money market fund eligible under SEC Rule 2a-7.

6 Based on net premium payments.

7 Excludes any High Social Impact Investments.

Description of Investment Strategies and Associated Risks

The investment strategies listed in the table above are described below, and the principal types of risk involved with each strategy are listed. See the “Glossary of Certain Investment Risks” for definitions of these risk types.

Investment Techniques and Associated Risks

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a Fund to have higher portfolio turnover compared to other funds, exceeding 100%, and may translate to higher transaction costs, such as commissions and custodian and settlement fees. Because this strategy may cause the Fund to have a relatively high amount of short-term capital gains, which generally are taxable at the ordinary income tax rate, it may increase an investor’s tax liability.	Risks: Opportunity, Market and Transaction

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by holding cash and investing in cash equivalents. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective.	Risks: Opportunity

Hedging Strategies. The hedging technique of purchasing and selling U.S. Treasury securities and related futures contracts may be used for the limited purpose of managing duration.	Risks: Correlation and Opportunity

Conventional Securities and Associated Risks

Foreign securities. Securities issued by entities whose principal place of business is located outside the U.S. This includes debt instruments denominated in other currencies such as Eurobonds.	Risks: Market, Currency, Transaction, Liquidity, Information and Political

Investment grade bonds. Bonds rated BBB-/Baa3 or higher by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.	Risks: Interest Rate, Market and Credit

Below-investment grade, high-yield bonds. Bonds rated below BBB-/Baa3 or unrated bonds determined by the Fund’s Advisor to be of comparable quality are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Junk bonds generally offer higher interest payments because the company that issues the bond is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, has financial difficulties, or has a greater amount of debt.	Risks: Credit, Market, Interest Rate, Liquidity and Information

Unrated debt securities. Bonds that have not been rated by an NRSRO; the Advisor has determined the credit quality based on its own research.	Risks: Credit, Market, Interest Rate, Liquidity and Information

Illiquid securities. Securities which cannot be readily sold because there is no active market. High Social Impact Investments are illiquid.	Risks: Liquidity, Market and Transaction

Unleveraged Derivative Securities and Associated Risks

Asset-backed securities. Securities backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality.	Risks: Credit, Interest Rate and Liquidity

Mortgage-backed securities. Securities backed by pools of mortgages, including senior classes of collateralized mortgage obligations (“CMOs”).	Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.	Risks: Currency, Leverage, Correlation, Liquidity and Opportunity

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 26

Leveraged Derivative Instruments and Associated Risks

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within or at a specified time. In the case of riting options, a Fund will write call options only if it already owns the security (if it is “covered”).	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity

Futures contracts. Agreements to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date.	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity

Glossary of Certain Investment Risks

Correlation risk	The risk that when a Fund “hedges,” two investments may not behave in relation to one another the way Fund managers expect them to, which may have unexpected or undesired results. For example, a hedge may reduce potential gains or may exacerbate losses instead of reducing them. For ETFs, there is a risk of tracking error. An ETF may not be able to exactly replicate the performance of the underlying index due to operating expenses and other factors (e.g., holding cash even though the underlying benchmark index is not composed of cash), and because transactions occur at market prices instead of at net asset value.

Credit risk	The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk	The risk that when a Fund buys, sells or holds a security denominated in foreign currency, adverse changes in foreign currency rates may cause investment losses when a Fund’s investments are converted to U.S. dollars. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

Extension risk	The risk that slower than anticipated prepayments (usually in response to higher interest rates) will extend the life of a mortgage-backed security beyond its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a discount. In addition, if held to maturity, a Fund will not have access to the principal invested when expected and may have to forego other investment opportunities.

Information risk	The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.

Interest rate risk	The risk that changes in interest rates will adversely affect the value of an investor’s fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/ “stripped” coupon securities are subject to greater interest rate risk.

Leverage risk	The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk	The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk	The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment’s value.

Opportunity risk	The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk	The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Prepayment risk	The risk that faster than anticipated prepayments (usually in response to lower interest rates) will cause a mortgage-backed security to mature prior to its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a premium. A Fund must also reinvest those assets at the current market rate, which may be lower.

Transaction risk	The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 27

Explanation of Investment Strategies Used by Certain Funds

All Funds	Securities Issued by Government-Sponsored Enterprises. The Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation “FHLMC”) are government-sponsored enterprises (“GSEs”) that issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. In 2008, the FNMA and
FHLMC were placed into conservatorship and are currently operated by the Federal Housing Finance Agency.

All Funds	Repurchase Agreements. Repurchase agreements are transactions in which the Fund purchases a security, and the seller simultaneously commits to repurchase that security at a mutually agreed-upon time and price.

All Funds	Leveraged Loans. Leveraged loans are business loans made to borrowers that typically have interest rates that periodically adjust to a generally recognized base rate, such as the London Interbank Offered Rate or the prime rate as set by the Federal Reserve. Such loans typically are secured by specific collateral of the borrower and hold the most senior position in the bor-
rower’s capital structure or share the senior position with the borrower’s other senior debt securities. Leveraged loans, generally made by banks and other lending institutions, are made to corporations, partnerships or other entities. These loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts and refinancings. Leveraged loans typically are of below-investment-grade quality and, compared to investment grade loans, usually pay higher yields, and have higher volatility and higher risk of default on payments of interest or principal. The Funds may invest in leveraged loans by assignment from a lender, or it may invest indirectly through loan participation agreements.

All Funds except Calvert Government Fund and CCR Institutional Prime Fund	ADRs. American Depositary Receipts (“ADRs”) are certificates evidencing an ownership interest in shares issued by a foreign company that are held by a custodian bank in the company’s home country. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares. The Funds may invest in either sponsored or unsponsored ADRs.

All Funds	CMO (All Funds except CCR Institutional Prime Fund) and ABS. The Funds may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and structured asset-backed securities (“ABS”). The holder of an interest in a CMO or ABS is entitled to receive specified cash flows from a pool of underlying assets. Depending upon the CMO or structured ABS class purchased, the holder may be entitled to payment before the cash flow from the pool is used to pay CMO or structured ABS classes with a lower priority of payment or, alternatively, the holder may be paid only after the cash flow has been used to pay CMO or structured ABS classes with a higher priority of payment.

All Funds except CCR Institutional Prime Fund	Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. To the extent a Fund uses futures, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”) and therefore neither the Advisor nor the Fund anticipate being subject to registration or regulation as a commodity pool operator (“CPO”) or a commodity trading adviser (“CTA”) under the CEA as a result of the Fund’s activities. However, should the Advisor fail to use futures in accordance with Rule 4.5, then the Advisor would be subject to registration (if not already registered) and regulation in its capacity as the Fund’s CPO or CTA, and the Fund would be subject to regulation under the CEA. A Fund may incur additional expense as a result of the CFTC’s registration and regulation obligations, and its use of certain derivatives and other instruments may be limited or restricted.

Calvert Government Fund	U.S. Government Securities. U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. U.S. Government Securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. Certain issuers of U.S. government-related guarantors, including the FNMA and the FHLMC, are sponsored or chartered by Congress, but their securities are neither issued nor guaranteed by the U.S. Treasury. U.S. Government Securities include mortgage and other asset-backed securities.

CCR Institutional Prime Fund	Variable Rate Demand Instruments. Variable rate demand instruments are taxable or tax-exempt securities that require the issuer or a third party, such as a dealer or bank (the “Demand Provider”), to repurchase the security for its face value plus any accrued interest upon demand. The securities also pay interest at a variable rate, which typically resets on a daily, weekly, or monthly basis. The combination of the demand and rate reset features cause the securities to trade at their face value. Some variable rate demand instruments can have “conditional” liquidity, so that the occurrence of certain conditions discharges the Demand Provider’s obligation to repurchase the security. Other variable rate demand instruments can have “unconditional” liquidity, so that there are no conditions under which the Demand Provider’s obligation to repurchase the security can terminate without a mandatory tender. The Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded. Certain variable rate demand instruments in which the Fund may invest – e.g., “synthetic” variable rate demand instruments -- have certain features, such as call features, that make it possible that the Fund will realize capital gains.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 28

PORTFOLIO HOLDINGS

Each Fund’s portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Fund. Each Fund also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These filings are publicly available at the SEC.

In addition, the Calvert Money Market Funds disclose month-end portfolio holdings information on www.calvert.com within five business days after the end of each month and file more detailed month-end portfolio holdings information with the SEC on Form N-MFP within five business days after the end of each month. The information contained in the Form N-MFP will be made available to the public on the SEC’s website 60 days after the end of the month to which the information pertains.

A description of each Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available under “Portfolio Holdings Disclosure” in the respective Fund’s SAI.

ABOUT SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING

CALVERT SIGNATURE STRATEGIES®
(Calvert Bond Portfolio Only)

Investment Selection Process

In seeking to achieve the Fund’s investment objective, investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Only companies that meet all of the Fund’s environment, social, and governance (“ESG”) criteria are eligible for investment. To the greatest extent possible, the Fund seeks to invest in companies that exhibit positive performance with respect to one or more of the ESG criteria. Investments for the Fund must be consistent with the Fund’s current investment criteria, including financial, sustainability and responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Investments in fixed income securities for Calvert’s sustainable and socially responsible funds may be made prior to the application of the sustainability and social responsibility analysis, due to the nature of the fixed income market. Unlike equities, fixed income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability and social responsibility analysis prior to purchase. However, following purchase, the fixed income security is evaluated according to the Fund’s sustainable and socially responsible investment criteria and if it is not found to meet the standards for the Fund’s sustainable and socially responsible investment criteria, the security will be sold per Calvert’s procedures, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets the Fund’s sustainable and socially responsible investment criteria typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company’s equity and its debt.

Although the Fund’s sustainable and socially responsible investment criteria tend to limit the availability of investment opportunities more than is customary with other investment companies and may overweight certain sectors or types of investments that may or may not be in favor in the market, Calvert believes there are sufficient investment opportunities to permit full investment among issuers which satisfy the Fund’s investment objective and its sustainable and socially responsible investment criteria.

Calvert Bond Portfolio may invest in ETFs for the limited purpose of managing the Fund’s cash position consistent with the Fund’s applicable benchmark. The ETFs in which the Fund may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by the Fund. In addition, the ETFs in which the Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund’s sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria by investing in individual companies, but rather to help the Fund meet its investment objective by obtaining market exposure to securities in the Fund’s applicable benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by the Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund’s sustainable and socially responsible investment criteria. Investors are invited to send to Calvert a brief description of companies they believe might be suitable for investment.

Sustainable and Socially Responsible Investment Criteria

The Fund seeks to invest in companies and other enterprises that demonstrate positive ESG performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 29

The Fund has developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert, drawing on the Fund’s longstanding commitment to economic and social justice. All sustainable and socially responsible investment criteria may be changed by the Board of Trustees without shareholder approval.

Calvert Bond Portfolio

The Fund seeks to invest in companies that:

• Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services.

• Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the International Labor Organization (“ILO”) core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.

• Observe appropriate international human rights standards in operations in all countries.

• Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods.

• Produce or market products and services that are safe and enhance the health or quality of life of consumers.

• Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.

• Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

The Fund seeks to avoid investing in companies that:

• Demonstrate poor environmental performance or compliance records, or contribute significantly to local or global environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

• Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

• Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

• Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.

• Demonstrate poor corporate governance or engage in harmful or unethical business practices.

• Manufacture tobacco products.

• Are significantly involved in the manufacture of alcoholic beverages.

• Have direct involvement in gambling operations.

• Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

• Manufacture or sell firearms and/or ammunition.

• Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

• Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

With respect to U.S. government securities, Calvert Bond Portfolio invests in debt obligations issued by the U.S. government (i.e., Treasury securities) or guaranteed by agencies or instrumentalities of the U.S. government whose purposes further, or are compatible with, the Fund's sustainable and socially responsible investment criteria.

Shareholder Advocacy and Corporate Responsibility

As the Fund’s Advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert uses strategic engagement and shareholder advocacy to encourage positive change in companies in virtually every industry, both to establish certain commitments and to encourage concrete progress. Calvert’s activities may include but are not limited to:

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 30

Dialogue with companies

Calvert regularly initiates dialogue with company management as part of its sustainability research process. After the Fund has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management’s successes and challenges and presses for improvement on issues of concern.

Proxy voting

As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and sustainability at annual stockholder meetings. Calvert votes all proxies consistent with the sustainable and socially responsible investment criteria of the Fund.

Shareholder resolutions

Calvert proposes resolutions on a variety of sustainability and social responsibility issues. It files shareholder resolutions to help establish dialogue with corporate management and to encourage companies to take action. In most cases, Calvert’s efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in a company’s first-ever disclosure of its equal employment policies, programs and workforce demographics.

SPECIAL INVESTMENT PROGRAMS
(Calvert Signature Strategies®)

As part of Calvert’s and Fund shareholders’ ongoing commitment to providing and fostering innovative initiatives, Calvert Bond Portfolio may invest a small percentage of its assets through a special investment program that is a non-principal investment strategy pioneered by Calvert – High Social Impact Investments.

High Social Impact Investments

High Social Impact Investments is a program that targets up to 1% of the Fund’s net assets. High Social Impact Investments offer a rate of return below the then-prevailing market rate and present attractive opportunities for furthering the Fund’s sustainable and socially responsible investment criteria.

These investments may be either debt or equity investments. These types of investments are illiquid. High Social Impact debt investments are unrated and below-investment grade, and involve a greater risk of default or price decline than investment grade securities. The Fund believes that these investments have a significant sustainability and social responsibility return through their impact in our local communities.

The Fund’s High Social Impact Investments are fair valued by a fair value team consisting of officers of the Fund and of the Fund’s Advisor, as determined in good faith under consistently applied valuation procedures adopted by the Fund’s Board and under the ultimate supervision of the Board. See “How Shares Are Priced” in this Prospectus. The Fund’s High Social Impact Investments can be made through direct investments, or placed through intermediaries, such as the Calvert Social Investment Foundation (as discussed below).

Pursuant to an exemptive order issued by the SEC, the Fund may invest those assets allocated for investment through the High Social Impact Investments program with the purchase of Community Investment Notes issued by the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from the Fund and Calvert Investments, Inc., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets in non-profit or not-for-profit community development organizations, community development banks, cooperatives and social enterprises that focus on low income housing, economic development, business development and other social and environmental considerations in urban and rural communities that may lead to a more just and sustainable society in the U.S. and around the globe.

MANAGEMENT OF FUND INVESTMENTS

ABOUT CALVERT

Calvert Investment Management, Inc. ("Calvert" or the "Advisor"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the investment advisor for the Funds. Calvert provides the Funds with investment supervision and management and office space, furnishes executive and other personnel to the Funds, and pays the salaries and fees of all Trustees who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of December 31, 2012, Calvert was the investment advisor for 44 mutual fund portfolios and had approximately $12 billion in assets under management.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 31

PORTFOLIO MANAGEMENT

Additional information is provided below regarding each individual and/or member of a team who is employed by or associated with the Advisor of each Fund, and who is primarily (and jointly, as applicable) responsible for the day-to-day management of the Fund (each a “Portfolio Manager”). The respective Fund’s SAI provides additional information about each Portfolio Manager’s management of other accounts, compensation and ownership of securities in the Fund.

Calvert Income Fund
Calvert Investment Management, Inc.

See “About Calvert” above.

Micahel Abramo, Matthew Duch and Vishal Khanduja are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team

Michael Abramo	Mr. Abramo has been a member of the Calvert Taxable Fixed Income Team since 1999 and became a Portfolio Manager for this Fund in April 2008.	Lead Portfolio Manager

Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and bacame a Portfolio manager for this Fund in September 2011.	Co-Portfolio Manager

Vishal Khanduja, CFA

Mr. Khanduja has been a member of the Calvert Taxable Fixed Income Team since July 2012, and became a Portfolio Manager for this Fund in January 2013. He previously worked at Columbia Management as Portfolio Manager – Global Rates
and Currency Team (2009-2012) and Senior Analyst – Structured Assets Team (2008-2009). Prior to Columbia Management, he was Associate Director (Fixed Income Analytics) at Galliard Capital Management (2007-2008).

Co-Portfolio Manager

Calvert Short Duration Income Fund
Calvert Investment Management, Inc.

See “About Calvert” above.

Matthew Duch, Michael Abramo, Vishal Khanduja and Mauricio Agudelo are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team

Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in August 2009.	Lead Portfolio Manager

Michael Abramo	Mr. Abramo has been a member of the Calvert Taxable Fixed Income Team since 1999 and became a Portfolio Manager for this Fund in September 2011.	Co-Portfolio Manager

Vishal Khanduja, CFA

Mr. Khanduja has been a member of the Calvert Taxable Fixed Income Team since July 2012, and became a Portfolio Manager for this Fund in January 2013. He previously worked at Columbia Management as Portfolio Manager – Global Rates
and Currency Team (2009-2012) and Senior Analyst – Structured Assets Team (2008-2009). Prior to Columbia Management, he was Associate Director (Fixed Income Analytics) at Galliard Capital Management (2007-2008).

Co-Portfolio Manager

Mauricio Agudelo	Mr. Agudelo has been a member of the Calvert Taxable Fixed Income Team since 2004 and became a Portfolio Manager for this Fund in January 2011.	Co-Portfolio Manager

Calvert Government Fund
Calvert Investment Management, Inc.

See “About Calvert” above.

Matthew Duch, Michael Abramo and Vishal Khanduja are jointly and primarily responsible for the day-to-day management of the Funds.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team

Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in September 2011.	Lead Portfolio Manager

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 32

Michael Abramo	Mr. Abramo has been a member of the Calvert Taxable Fixed Income Team since 1999 and became a Portfolio Manager for this Fund in September 2011.	Co-Portfolio Manager

Vishal Khanduja, CFA	Mr. Khanduja has been a member of the Calvert Taxable Fixed Income Team and a Portfolio Manager for this Fund since July 2012. He previously worked at Columbia Management as Portfolio Manager – Global Rates and Currency Team (2009-2012) and Senior Analyst – Structured Assets Team (2008-2009). Prior to Columbia Management, he was Associate Director (Fixed Income
	Analytics) at Galliard Capital Management (2007-2008).	Co-Portfolio Manager

Calvert High Yield Bond Fund
Calvert Investment Management, Inc.

See “About Calvert” above.

Matthew Duch, Michael Abramo and Vishal Khanduja are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in January 2011.	Lead Portfolio Manager

Michael Abramo	Mr. Abramo has been a member of the Calvert Taxable Fixed Income Team since 1999 and became a Portfolio Manager for this Fund in January 2011.	Co-Portfolio Manager

Vishal Khanduja, CFA	Mr. Khanduja has been a member of the Calvert Taxable Fixed Income Team since July 2012, and became a Portfolio Manager for this Fund in January 2013. He previously
	worked at Columbia Management as Portfolio Manager – Global Rates and Currency Team (2009-2012) and Senior Analyst – Structured Assets Team (2008-2009). Prior to Columbia Management, he was Associate Director (Fixed Income Analytics) at Galliard Capital Management (2007-2008).	Co-Portfolio Manager

Calvert Bond Portfolio
Calvert Investment Management, Inc.

See “About Calvert” above.

Matthew Duch, Michael Abramo and Vishal Khanduja are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in January 2011.	Lead Portfolio Manager

Michael Abramo	Mr. Abramo has been a member of the Calvert Taxable Fixed Income Team since 1999 and became a Portfolio Manager for this Fund in January 2011.	Co-Portfolio Manager

Vishal Khanduja, CFA	Mr. Khanduja has been a member of the Calvert Taxable Fixed Income Team since July 2012, and became a Portfolio Manager for this Fund in January 2013. He previously
	worked at Columbia Management as Portfolio Manager – Global Rates and Currency Team (2009-2012) and Senior Analyst – Structured Assets Team (2008-2009). Prior to Columbia Management, he was Associate Director (Fixed Income Analytics) at Galliard Capital Management (2007-2008).	Co-Portfolio Manager

ADVISORY FEES

The table below shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund’s average daily net assets. The advisory fee does not include administrative fees.

Fund	Advisory Fee
Calvert Income Fund	0.40%
Calvert Short Duration Income Fund	0.33%
Calvert Government Fund	0.40%

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 33

Calvert High Yield Bond Fund	0.65%
CCR Institutional Prime Fund	0.25%
Calvert Bond Portfolio	0.35%

A discussion regarding the basis for the approval by the Funds’ respective Board of Trustees of the investment advisory agreement and any applicable subadvisory agreement with respect to each Fund is available in the most recent Semi-Annual Report of the respective Fund covering the fiscal period that ends on March 31 each year.

SHAREHOLDER INFORMATION

For more information on buying and selling shares, please contact your financial professional or Calvert’s client services department at 800-368-2748.

HOW TO OPEN AN ACCOUNT

Complete and sign an application for each new account. Be sure to specify Class I. After your account is open, you may buy shares and wire funds by telephone. All subsequent purchases must be made by an electronic funds transfer or through the National Securities Clearing Corporation (“NSCC”), in U.S. dollars. Each electronic funds transfer is limited to $300,000. Calvert Investment Distributors, Inc. (“CID”) is the Funds’ distributor. For more information and wire instructions, call Calvert at 800-327-2109.

Calvert Short Duration Income Fund

In addition to all 50 states and the District of Columbia, Calvert Short Duration Income Fund is available for sale to residents or citizens of Japan.

CCR Institutional Prime Fund

Complete and sign an application for each new account. For more information, please contact the Calvert Institutional Marketing Group at 800-317-2274.

Minimum to Open Fund Account: $1,000,000

Waiver for Retirement Plan Omnibus Accounts. The initial investment minimum is waived for retirement plans that trade through omnibus accounts.

The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Examples include the following:

• the investment would permit a previously closed Class I in the Fund to reopen, at no additional expense to other Fund Classes;

• the investor has agreed to make additional Class I investments within a reasonable amount of time;

• discretionary wrap programs; and

• certain omnibus accounts, such as those purchasing for a fund of funds.

Federal Holidays

There are some federal holidays, i.e., Columbus Day and Veterans Day, when the New York Stock Exchange (“NYSE”) is open and the Fund is open but electronic funds transfers (i.e., bank wires and ACH funds transfers) cannot be received because the banks are closed.

Customer Identification

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. In order to verify your identity, each Fund requires your name, date of birth, residential street address or principal place of business, social security number and employer identification number or other governmental issued identification when you open an account. A Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 34

Through your Broker/Dealer

Your broker/dealer must receive your purchase request before the close of regular trading (generally 4 p.m. ET) on the NYSE to receive that day’s NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Arrangements with Broker/Dealers

CID, the Funds’ distributor, may pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to broker/dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of a Fund and/or shares of other Funds underwritten by CID. CID may make expense reimbursements for special training of a broker/ dealer’s registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CID, or their affiliates may pay, from their own resources, certain broker/dealers and/or other persons, for the sale and distribution of the securities or for services to a Fund.

These amounts may be significant. Payments may include additional compensation beyond the regularly scheduled rates.

HOW SHARES ARE PRICED

The price of shares is based on each Fund’s NAV. The NAV is computed by adding the value of a Fund’s securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be calculated separately.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (generally 4 p.m. ET). Each Fund is open for business each day the NYSE is open.

Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund’s shares may change on days when you will not be able to buy or sell your shares.

Generally, portfolio securities and other assets are valued based on market quotations, except that all securities held by CCR Institutional Prime Fund are valued according to the “amortized cost” method, which is intended to stabilize the NAV at $1 per share. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service.

Under the oversight of the Board of Trustees and pursuant to a Fund’s valuation procedures adopted by the Board, the Advisor determines when a market quotation is not readily available or reliable for a particular security.

Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of a Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, under the ultimate supervision of the Board, the Advisor, pursuant to a Fund’s valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors may change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of a Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

WHEN YOUR ACCOUNT WILL BE CREDITED

Your purchase will be processed at the next NAV calculated after your request is received in good order, as defined below. All of your purchases must be made in U.S. dollars. No cash or third-party checks will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See “Request in Good Order” below.

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CCR Institutional Prime Fund

Your purchase will be credited at the NAV calculated after your request is received and accepted. A telephone order placed to Calvert Institutional Marketing Group by 3 p.m. ET will receive the dividend on fund shares declared that day if federal funds are received by the custodian by 5 p.m. ET. Telephone orders placed after 3 p.m. will begin earning dividends on Fund shares the next business day. If no telephone order is placed, investments begin earning dividends on the next business day. Exchanges begin earning dividends the next business day after the exchange request is received by mail or telephone. All of your purchases must be made by bank wire. No cash or checks will be accepted. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order.

Request in Good Order

All requests (both purchase orders and redemption requests) must be received by the Transfer Agent in “good order.” This means that your request must include:

• The Fund name and account number.

• The amount of the transaction (in dollars or shares).

• Signatures of all owners exactly as registered on the account (for mail requests).

• Signature guarantees (if required).*

• Any supporting legal documentation that may be required.

• Any outstanding certificates representing shares to be redeemed.

* For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the NAV next computed after the Transfer Agent has received all required information. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day’s closing NAV; otherwise you will receive the next business day’s NAV.

Purchase and Redemption of Shares through a Financial Intermediary

Each Fund (except CCR Institutional Prime Fund) has authorized one or more broker/dealers to receive purchase and redemption orders on the Fund’s behalf. Such broker/dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer’s authorized designee, receives the order in good order. The customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker/dealer or the broker/dealer’s authorized designee.

HOW TO SELL SHARES

You may redeem all or a portion of the shares from your account by telephone or mail on any day your Fund is open for business, provided the amount requested is not on hold. When you purchase by electronic funds transfer, the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected.

Your shares will be redeemed at the next NAV calculated after your redemption request is received by the Transfer Agent in good order (less any applicable redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Electronic funds transfer redemptions generally will be credited to your bank account by the second business day after your phone call.

For CCR Institutional Prime Fund your shares will be redeemed at the next NAV calculated after your redemption request is received by the Calvert Institutional Marketing Group. You will receive dividends through the date the request is received and processed. A telephone order for a redemption must be received by the Calvert Institutional Marketing Group by 3 p.m. ET in order for proceeds to be sent to you on the same business day. If making immediate payment could adversely affect the Fund, it may take up to seven (7) days to make payment.

A Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of the affected Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from a Fund to the shareholder. The shareholder will also bear any market risks associated with the portfolio security until the security can be sold.

Each Fund reserves the right to suspend or postpone redemptions during any period when:

(a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings;

(b) the SEC has granted an order to the Fund permitting such suspension; or

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 36

(c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

There are some federal holidays, however, i.e., Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be made by electronic funds transfer because banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone - call 800-368-2745

You may redeem shares from your account by telephone and have your money sent by electronic funds transfer to a bank you have previously authorized. All redemptions must be made by an electronic funds transfer or through NSCC in U.S. dollars. Each electronic funds transfer is limited to $300,000.

For CCR Institutional Prime Fund you may redeem shares from you account by telephone and have your money sent by electronic funds transfer to a bank you have previously authorized. To better enable Calvert to keep the Fund fully invested, we request that you notify the Calvert Institutional Marketing Group at least 24 hours in advance for any redemption over $10 million per day. A charge of $5 may be imposed on wire transfers of less than $50,000.

To add instructions to permit electronic funds transfers to be sent to an account not previously authorized you must send those instructions in a letter that is signature guaranteed.

Written Requests

Send your written requests to: Calvert, P.O. Box 219544, Kansas City, MO 64121-9544.

Your letter should include your account number, name of the Fund and Class, the number of shares or the dollar amount you are redeeming, and how you want the money sent to an authorized account. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to an account other than the account of record, your letter must be signature guaranteed.

Corporations and Associations

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Redemption Fee

In its effort to detect and prevent market timing, each Fund (except CCR Institutional Prime Fund) charges a 2% redemption fee on redemptions, including exchanges, within 7 days of purchase into that Fund unless the shares are held through an intermediary that has been authorized by Fund management to apply its own redemption fee policy, as described under “Other Calvert Features/Policies -- Market Timing Policy” below. In the event of any such authorization, shareholders should contact the intermediary through which the Fund shares are held for more information on the redemption fee policy that applies to those shares, including any applicable waivers.

For those shares to which the Fund’s redemption fee policy is applicable, the redemption fee will only be waived in the following circumstances:

• Accounts of foundations, endowments, state and local governments, and those that use consultants.

• Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. “Disability” means a total disability as evidenced by a determination by the U.S. Social Security Administration.

• Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder’s Calvert retirement accounts.

• The return of an excess contribution or deferral amount, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Code.

• Involuntary redemptions of accounts under procedures set forth by a Fund’s Board of Trustees.

• Redemption for the reallocation of purchases received under a systematic investment plan for rebalancing purposes, or by a discretionary platform for mutual fund wrap programs for rebalancing purposes.

• Redemption of shares purchased with reinvested dividends or capital gain distributions.

• Shares transferred from one retirement plan to another in the same Fund.

• Shares redeemed as part of a retirement plan termination or restructuring.

• Redemption of shares of a Fund held as a default investment option in a retirement plan.

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• Exchange or redemption transactions by an account that a Fund or its Transfer Agent reasonably believes is maintained in an omnibus account by a service provider that does not have the systematic capability of assessing the redemption fee at the individual or participant account level. For this purpose, an omnibus account is a Fund account where the ownership of, or interest in, Fund shares by more than one individual or participant is held through the account and the subaccounting for such Fund account is done by the service provider, not the Fund’s Transfer Agent.

In order to determine your eligibility for a redemption fee waiver, it may be necessary to notify your broker/dealer or the Fund of the qualifying circumstances and to provide any applicable supporting documentation.

For shares held through an intermediary in an omnibus account, Calvert relies on the intermediary to assess any applicable redemption fee on underlying shareholder accounts. There are no assurances that intermediaries will properly assess the fee.

OTHER CALVERT FEATURES / POLICIES

Website

For 24-hour performance and pricing information, visit www.calvert.com; for CCR Institutional Prime Fund only, call 800-368-2745.

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of logging on to www.calvert.com.

The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services

By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, the Funds require a signature guarantee to verify your signature. You may obtain a signature guarantee from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

Telephone Transactions

You may purchase, redeem, or exchange shares, or request an electronic funds transfer by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Funds, the shareholder servicing agent and its affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that include common stock funds, tax-exempt and corporate bond funds, and money market funds; call your broker/dealer or Calvert representative for more information. We make it easy for you to purchase shares in other Calvert Funds if your investment goals change.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). You may then give exchange instructions by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on an exchange. Shares may only be exchanged for shares of the same class of another Calvert Fund, and the exchange must satisfy the minimum investment amount for that Calvert Fund.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days’ written notice.

Market Timing Policy

In general, the Funds are designed for long-term investment and not as frequent or short-term trading (“market timing”) vehicles. The Funds discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Further, the Funds do not accommodate frequent purchases

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 38

and redemptions of fund shares by fund shareholders. Accordingly, each Fund’s Board of Trustees has adopted policies and procedures in an effort to detect and prevent market timing in the Fund, which may require you to pay a redemption fee, as described under “How to Sell Shares -Redemption Fee” in this Prospectus. The Funds believe that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor to implement a Fund’s investment strategies. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease a Fund’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. In addition to seeking to limit market timing by imposition of redemption fees, a Fund or Calvert at its discretion may reject any purchase or exchange request (purchase side only) it believes to be market timing. However, there is no guarantee that Calvert will detect or prevent market timing activity.

Shareholders may hold the shares of any Fund through a service provider, such as a broker/dealer or a retirement plan, which has adopted market timing policies that differ from the market timing policies adopted by the Fund’s Board of Trustees. In formulating their market timing policies, these service providers may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the amount of any redemption fee, the minimum holding period or the applicability of trading blocks. As a result, the market timing policies adopted by service providers may be quite dissimilar from the policies adopted by the Fund’s Board of Trustees. The Board of Trustees of each Fund has authorized Fund management to defer to the market timing and redemption fee policies of any service provider that distributes shares of any Fund through an omnibus account if the service provider’s policies, in Fund management’s judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the service provider through which the shareholder holds shares of any Fund has been authorized by Fund management to apply its own market timing and redemption fee policies in lieu of the policies adopted by the Fund’s Board of Trustees. In the event of any such authorization, shareholders should contact the service provider through which the Fund shares are held for more information on the market timing policies and any redemption fees that apply to those shares.

As stated under “How to Sell Shares” in this Prospectus, a redemption fee will not be assessed on Fund shares held through an omnibus account if the service provider maintaining that account:

(i) does not have the systematic capability of assessing the redemption fee at the individual or participant account level, or

(ii) as described above, implements its own policies and procedures to detect and prevent market timing and such policies do not provide for the assessment of a redemption fee.

If a significant percentage of a Fund’s shareholder accounts are held through omnibus accounts that are not subject to a redemption fee, then the Fund would be more susceptible to the risks of market timing activity in the Fund. Even if an omnibus account is not subject to a redemption fee, if a Fund or its Transfer Agent or shareholder servicing agent suspects there is market timing activity in the account, Calvert will seek full cooperation from the service provider maintaining the account to identify the underlying participant. Calvert expects the service provider to take immediate action to stop any further market timing activity in the Fund by such participant(s) or plan, or else the Fund will be withdrawn as an investment option for that account. Calvert expects all service providers that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Funds.

This Market Timing Policy does not apply to CCR Institutional Prime Fund.

Each Fund and CID reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only). Orders are canceled within one business day, and the purchase price is returned to the investor. Each Fund and CID also may modify any terms or conditions of purchase of shares of any Fund (upon prior notice) or withdraw all or any part of the offering made by this Prospectus.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request electronic delivery of Fund Prospectuses and Annual and Semi-Annual Reports by calling client services at 800-368-2745 or enrolling online at www.calvert.com.

Combined General Mailings (Householding)

Multiple accounts held directly with Calvert that have the same social security number will receive one mailing per household of information such as Prospectuses and Semi-Annual and Annual Reports. Call Calvert client services at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above. Multiple accounts held through a broker/dealer (or other financial intermediary) that share the same household address may receive one mailing.

Special Services and Charges

Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a fee for these special services.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

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Minimum Account Balance

Please maintain a balance in each of your Fund accounts of at least $1,000,000 per Fund.

If the balance in your account falls below the minimum, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed or (for all Funds except CCR Institutional Prime Fund) moved to Class A (at NAV) if the balance is not brought up to the required minimum within 30 days.

Shares held through an omnibus account or wrap-fee program for which a Fund has waived investment minimums are not subject to this requirement.

DIVIDENDS, CAPITAL GAINS, AND TAXES

Each Fund pays dividends from its net investment income on a monthly basis (for CCR Institutional Prime Fund, dividends are accrued daily and paid monthly). Net investment income consists of interest income and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV, unless you elect to have amounts of $10 or more paid to you by wire or electronic funds transfer to a predesignated bank account. Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify a Fund in writing to change your payment options.

Buying a Dividend

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the ex-dividend date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date (“buying a dividend”), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, your Fund will mail Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

For Non-Money Market Funds

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Funds whose shares you have sold or exchanged in the past year will mail Form 1099-B indicating the total amount of all such sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. Government securities. Such dividends may be exempt from certain state income taxes.

Cost Basis Reporting

Effective January 1, 2012, mutual funds must report cost basis information to you and the Internal Revenue Service (“IRS”) when you sell or exchange shares acquired on or after January 1, 2012 in your non-retirement accounts. The new cost basis regulations do not affect retirement accounts, money market funds, and shares acquired before January 1, 2012. A Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election by a shareholder, the Fund will use the average cost method with respect to that shareholder. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after

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the settlement date of the redemption. Shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number (“TIN”) and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds’ financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund’s operations). Each Fund's fiscal year end is September 30. Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information has been derived from the Fund’s financial statements, which were audited by KPMG LLP; for Calvert High Yield Bond Fund, the financial statements for the year ended September 30, 2008 was audited by auditors other than KPMG LLP. Their report, along with a Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

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CALVERT INCOME FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES	2012	2011	2010
Net asset value, beginning	$15.79	$16.14	$15.40
Income from investment operations:
Net investment income	.64	.63	.63
Net realized and unrealized gain (loss)	.79	(.34)	.73
Total from investment operations	1.43	.29	1.36
Distributions from:
Net investment income	(.64)	(.64)	(.62)
Total distributions	(.64)	(.64)	(.62)
Total increase (decrease) in net asset value	.79	(.35)	.74
Net asset value, ending	$16.58	$15.79	$16.14
Total return*	9.29%	1.78%	9.05%
Ratios to average net assets: A
Net investment income	3.96%	3.90%	4.01%
Total expenses	.66%	.56%	.55%
Expenses before offsets	.66%	.56%	.55%
Net expenses	.66%	.56%	.55%
Portfolio turnover	210%	223%	259%
Net assets, ending (in thousands)	$109,866	$157,548	$261,542

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES		2009	2008 (z)
Net asset value, beginning		$15.20	$16.72
Income from investment operations:
Net investment income		.72	.89
Net realized and unrealized gain (loss)		.24	(1.24)
Total from investment operations		.96	(.35)
Distributions from:
Net investment income		(.71)	(.89)
Net realized gain		(.05)	(.28)
Total distributions		(.76)	(1.17)
Total increase (decrease) in net asset value		.20	(1.52)
Net asset value, ending		$15.40	$15.20
Total return*		6.94%	(2.36%)
Ratios to average net assets: A
Net investment income		5.14%	5.47%
Total expenses		.55%	.53%
Expenses before offsets		.55%	.53%
Net expenses		.55%	.53%
Portfolio turnover		793%	982%
Net assets, ending (in thousands)		$307,978	$355,103

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 42

CALVERT SHORT DURATION INCOME FUND
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES	2012	2011 (z)	2010
Net asset value, beginning	$16.12	$16.71	$16.53
Income from investment operations:
Net investment income	.44	.43	.50
Net realized and unrealized gain (loss)	66	(.42)	.39
Total from investment operations	1.10	.01	.89
Distributions from:
Net investment income	(.46)	(.48)	(.48)
Net realized gain	(.25)	(.12)	(.23)
Total distributions	(.71)	(.60)	(.71)
Total increase (decrease) in net asset value	.39	(.59)	.18
Net asset value, ending	$16.51	$16.12	$16.71
Total return*	7.05%	.05%	5.53%
Ratios to average net assets: A
Net investment income	2.72%	2.57%	3.07%
Total expenses	.55%	.49%	.51%
Expenses before offsets	.55%	.49%	.51%
Net expenses	.55%	.49%	.51%
Portfolio turnover	187%	263%	226%
Net assets, ending (in thousands)	$100,874	$85,310	$59,348

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES		2009 (z)	2008 (z)
Net asset value, beginning		$15.74	$16.19
Income from investment operations:
Net investment income		.57	.67
Net realized and unrealized gain (loss)		.89	(.27)
Total from investment operations		1.46	.40
Distributions from:
Net investment income		(.54)	(.73)
Net realized gain		(.13)	(.12)
Total distributions		(.67)	(.85)
Total increase (decrease) in net asset value		.79	(.45)
Net asset value, ending		$16.53	$15.74

Total return*		9.68%	2.49%
Ratios to average net assets: A
Net investment income		3.39%	4.58%
Total expenses		.62%	2.64%
Expenses before offsets		.62%	.75%
Net expenses		.61%	.75%
Portfolio turnover		359%	495%
Net assets, ending (in thousands)		$28,045	$1,503

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 43

CALVERT GOVERNMENT FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES	2012	2011	#
Net asset value, beginning	$17.30	$16.74
Income from investment operations:
Net investment income	.15	.08
Net realized and unrealized gain (loss)	.44	.56
Total from investment operations	.59	.64
Distributions from:
Net investment income	(.15)	(.08)
Net realized gain	(.43)	—
Total distributions	(.58)	(.08)
Total increase (decrease) in net asset value	.01	.56
Net asset value, ending	$17.31	$17.30

Total return*	3.55%	3.86%
Ratios to average net assets:A
Net investment income	.86%	1.19	% (a)
Total expenses	.79%	1.06	% (a)
Expenses before offsets	.73%	.73	% (a)
Net expenses	.73%	.73	% (a)
Portfolio turnover	311%	668%
Net assets, ending (in thousands)	$19,720	$22,292

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 44

CALVERT HIGH YIELD BOND FUND
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES	2012 (z)	2011 (z)	2010
Net asset value, beginning	$26.48	$27.08	$24.69
Income from investment operations:
Net investment income	1.86	1.97	1.99
Net realized and unrealized gain (loss)	2.56	(.58)	2.33
Total from investment operations	4.42	1.39	4.32
Distributions from:
Net investment income	(1.87)	(1.99)	(1.93)
Total distributions	(1.87)	(1.99)	(1.93)
Total increase (decrease) in net asset value	2.55	(.60)	2.39
Net asset value, ending	$29.03	$26.48	$27.08
Total return*	17.19%	5.02%	18.14%
Ratios to average net assets:A
Net investment income	6.68%	7.00%	7.68%
Total expenses	1.00%	.97%	.97%
Expenses before offsets	1.00%	.97%	.97%
Net expenses	1.00%	.97%	.97%
Portfolio turnover	273%	286%	233%
Net assets, ending (in thousands)	$32,952	$29,735	$36,418

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES		2009 (z)	2008 (z)
Net asset value, beginning		$23.94	$28.43
Income from investment operations:
Net investment income		1.63	1.85
Net realized and unrealized gain (loss)		.90	(4.44)
Total from investment operations		2.53	(2.59)
Distributions from:
Net investment income		(1.78)	(1.90)
Total distributions		(1.78)	(1.90)
Total increase (decrease) in net asset value		.75	(4.49)
Net asset value, ending		$24.69	$23.94

Total return*		12.07%	(9.63%)
Ratios to average net assets:A
Net investment income		7.70%	6.90%
Total expenses		1.22%	1.24%
Expenses before offsets		1.22%	1.24%
Net expenses		1.22%	1.24%
Portfolio turnover		156%	67%
Net assets, ending (in thousands)		$34,663	$19,919

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 45

CALVERT CASH RESERVES INSTITUTIONAL PRIME FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
	2012	2011	2010
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	.0001	.0002	.001
Distributions from:
Net investment income	(.0001)	(.0002)	(.001)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	.01%	.02%	.15%
Ratios to average net assets:A
Net investment income	.01%	.03%	.15%
Total expenses	.41%	.40%	.37%
Expenses before offsets	.28%	.33%	.37%
Net expenses	.28%	.33%	.37%
Net assets, ending (in thousands)	$149,489	$173,810	$221,638

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
		2009	2008
Net asset value, beginning		$1.00	$1.00
Income from investment operations:
Net investment income		.014	.034
Distributions from:
Net investment income		(.014)	(.034)
Net asset value, ending		$1.00	$1.00
Total return*		1.41%	3.46%
Ratios to average net assets:A
Net investment income		1.11%	3.33%
Total expenses		.40%	.41%
Expenses before offsets		.38%	.28%
Net expenses		.38%	.27%
Net assets, ending (in thousands)		$312,212	$135,106

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 46

CALVERT BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES	2012	2011	2010 ^^
Net asset value, beginning	$15.85	$16.01 ^	$15.13 ^
Income from investment operations:
Net investment income	.50	.51	.50
Net realized and unrealized gain (loss)	.92	.01 ^	.96 ^
Total from investment operations	1.42	.52	1.46
Distributions from:
Net investment income	(.51)	(.52)	(.48)
Net realized gain	(.17)	(.16)	(.10)
Total distributions	(.68)	(.68)	(.58)
Total increase (decrease) in net asset value	.74	(.16)	.88
Net asset value, ending	$16.59	$15.85	$16.01 ^

Total return*	9.21%	3.39%^	9.84%^
Ratios to average net assets:A
Net investment income	3.12%	3.25%	3.24%
Total expenses	.56%	.52%	.52%
Expenses before offsets	.56%	.52%	.52%
Net expenses	.56%	.52%	.52%
Portfolio turnover	228%	203%	78%
Net assets, ending (in thousands)	$202,799	$224,792	$213,395 ^

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES		2009 ^^	2008 ^^
Net asset value, beginning		$15.07 ^	$15.94
Income from investment operations:
Net investment income		.63	.78
Net realized and unrealized gain (loss)		.30 ^	(.63 )^
Total from investment operations		.93	.15
Distributions from:
Net investment income		(.61)	(.77)
Net realized gain		(.26)	(.25)
Total distributions		(.87)	(1.02)
Total increase (decrease) in net asset value		.06	(.87)
Net asset value, ending		$15.13 ^	$15.07 ^
Total return*		6.67%^	.85%^
Ratios to average net assets:A
Net investment income		4.35%	4.98%
Total expenses		.54%	.52%
Expenses before offsets		.54%	.52%
Net expenses		.52%	.51%
Portfolio turnover		77%	147%
Net assets, ending (in thousands)		$186,327 ^	$206,851 ^

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 47

NOTES TO FINANCIAL HIGHLIGHTS

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(a) Annualized.

(z) Per share figures are calculated using the Average Shares Method.

# From April 29, 2011 inception.

^ Amount was revised for changes to the value of certain security holdings.

^^ The Financial Highlights for years ended 2008 through 2010 have been restated to reflect a change for an immaterial pricing adjustment.

* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 48

To Open an Account:
800-327-2109
800-317-2274 (for CCR Institutional Prime Fund only)

Performance and Prices:
www.calvert.com
24 hours, 7 days a week
800-368-2745 (for CCR Institutional Prime Fund only)

Service for Existing Accounts:
800-327-2109
800-317-2274 (for CCR Institutional Prime Fund only)

TDD for Hearing-Impaired:
800-541-1524

Calvert Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

Registered, Certified or
Overnight Mail:
Calvert
c/o BFDS
330 West 9th Street
Kansas City, MO 64105

Registered, Certified or
Overnight Mail (for CCR Institutional Prime Fund only)
Calvert
c/o Institutional Marketing Group
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

PRINCIPAL UNDERWRITER
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders. In each Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund, including a description of each Fund’s policies and procedures with respect to the disclosure of its portfolio holdings. The SAI for each Fund is incorporated into this Prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert Investments, Inc.
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814
Telephone: 1-800-368-2745

Each Fund also makes available its SAI and its Annual and Semi-Annual Reports free of charge on Calvert’s website at the following Internet address:

www.calvert.com

You can review and copy information about a Fund (including its SAI) at the SEC’s Public Reference Room at 100 F Street, NE, Washington, D.C. 20549. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC’s Internet site at http:// www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@ sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520

Investment Company Act file:

No. 811-3334 Calvert Social Investment Fund (Calvert Bond Portfolio)

No. 811- 3416 The Calvert Fund (Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Government Fund and Calvert High Yield Bond Fund) No. 811-3418 Calvert Cash Reserves Institutional Prime Fund

Printed on recycled paper using soy inks

Calvert Investments®

Calvert Cash Reserves

Institutional Prime Fund

4550 Montgomery Avenue, Bethesda, Maryland 20814

STATEMENT OF ADDITIONAL INFORMATION

January 31, 2013

Class	(Ticker)
I	(CCIXX)

New Account Information:	(800) 368-2748 (301) 951-4820	Client Services:	(800) 368-2745
Broker Services:	(800) 368-2746 (301) 951-4850	TDD for the Hearing-Impaired:	(800) 541-1524

                This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the SAI in conjunction with the Fund's Prospectus dated January 31, 2013. The Fund's audited financial statements included in its most recent Annual Report to Shareholders are expressly incorporated by reference and made a part of this SAI. The Prospectus and the most recent shareholder report may be obtained free of charge by writing the  Fund at the above address, calling the Fund, or visiting our website at www.calvert.com.

TABLE OF CONTENTS

Supplemental Information on Principal Investment Policies and Risks	2
Non-Principal Investment Policies and Risks	4
Additional Risk Disclosure	5
Investment Restrictions	6
Purchase and Redemption of Shares	7
Dividends, Distributions, and Taxes	7
Net Asset Value	8
Calculation of Yield	8
Trustees and Officers	9
Investment Advisor	15
Administrative Services Agent	15
Transfer and Shareholder Servicing Agents	16
Portfolio Transactions	16
Portfolio Holdings Disclosure	16
Personal Securities Transactions	19
Proxy Voting Disclosure	19
Process for Delivering Shareholder Communications to the Board of Trustees	19
Independent Registered Public Accounting Firm and Custodian	20
Method of Distribution	20
General Information	20
Control Persons and Principal Holders of Securities	21
Fund Service Providers	22
Appendix A – Global Proxy Voting Guidelines Appendix B – Corporate Bond and Commercial Paper Ratings

SUPPLEMENTAL INFORMATION ON PRINCIPAL INVESTMENT POLICIES AND RISKS

Variable Rate obligations and demand notes

The Fund may invest in variable rate obligations. Variable rate obligations have a yield that is adjusted periodically based on changes in the level of prevailing interest rates. Variable rate obligations can have an interest rate fixed to a known lending rate, such as the LIBOR Index or SIFMA Index, and are automatically adjusted when the known rate changes. Variable rate obligations lessen the capital fluctuations usually inherent in fixed income investments. This diminishes the risk of capital depreciation of investment securities in the Fund and, consequently, of Fund shares. However, if interest rates decline, the yield of the Fund will decline, causing the Fund and its shareholders to forego the opportunity for capital appreciation of the Fund’s investments.

The Fund may invest in floating rate and variable rate demand notes. Demand notes provide that the holder may demand payment of the note at its par value plus accrued interest by giving notice to the paying agent and/or dealer. To ensure the ability of the issuer to make payment on demand, a bank letter of credit or other liquidity facility may support the note.

Short-Term Instruments

                The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons.  Money market instruments are generally short-term investments that may include but are not limited to: (i) short-term obligations issued or guaranteed by the United States (“U.S.”) government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit, bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar instruments; (iii) commercial paper; (iv) repurchase agreements; (v) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Advisor, are of comparable quality to obligations of U.S. banks that may be purchased by the Fund; and (vi) money market funds.  Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.  Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Repurchase Agreements

The Fund may invest in repurchase agreements. Repurchase agreements are arrangements under which the Fund buys a security, and the seller simultaneously agrees to repurchase the security at a mutually agreed-upon time and price reflecting a market rate of interest.  Repurchase agreements are short-term money market investments, designed to generate current income.  The Fund engages in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement.

Repurchase agreements are not, however, without risk.  In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Fund would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the Fund’s Board of Trustees. In addition, the Fund will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security.

While an underlying security may mature after one year, repurchase agreements are generally for periods of less than one year.  Repurchase agreements not terminable within seven days are considered illiquid.

Foreign Money Market Instruments

                The Fund may invest without limitation in money market instruments of banks, whether foreign or domestic, including obligations of U.S. branches of foreign banks ("Yankee" instruments) and obligations of foreign branches of U.S. banks ("Eurodollar" instruments). All such instruments must be high-quality, U.S. dollar-denominated obligations. Although these instruments are not subject to foreign currency risk since they are U.S. dollar-denominated, investments in foreign money market instruments may involve risks that are different than investments in securities of U.S. issuers.

                The Fund may also invest in commercial paper, short-term corporate obligations, and obligations issued or guaranteed by foreign governments, their agencies and instrumentalities, or by international agencies and instrumentalities, so long as such instruments are U.S. dollar-denominated and meet the same credit, liquidity, and concentration requirements as domestic obligations.

                The bank obligations and other money market instruments of foreign issuers described above are subject to certain additional risks. Payment of interest and principal upon these obligations and the marketability and liquidity of such obligations in the secondary market may also be adversely affected by governmental action in the country of domicile of the branch (generally referred to as "sovereign risk"). Examples of governmental actions would be the imposition of exchange or currency controls, interest limitations or withholding taxes on interest income, seizure of assets, or the declaration of a moratorium on the payment of principal or interest. In addition, evidence of ownership of Fund securities may be held outside of the United States, and the Fund may be subject to the risks associated with the holding of such property overseas.

Obligations with Puts Attached

                The Fund has authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when the Fund can acquire at the same time the right to sell the securities back to the seller at an agreed upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "put."

When-Issued Purchases

                Securities purchased on a when-issued basis and the securities held in the Fund are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in both changing in value in the same way, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher interest income, the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets may vary. No new when-issued commitments will be made by the Fund if more than 50% of the Fund's net assets would become so committed.

                When the time comes to pay for when-issued securities, the Fund will meet its obligations from then available cash flow, sale of securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital losses and capital gains which are not exempt from federal income tax.

U.S. Government-Sponsored Obligations

                The Fund may invest in debt and mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"), commonly known as Fannie Maes and Freddie Macs, respectively.

Fannie Mae and Freddie Mac. Unlike Government National Mortgage Association ("GNMA") certificates, which are typically interests in pools of mortgages insured or guaranteed by government agencies, FNMA and FHLMC certificates represent undivided interests in pools of conventional mortgage loans. Both FNMA and FHLMC guarantee timely payment of principal and interest on their obligations, but this guarantee is not backed by the full faith and credit of the U.S. Government. FNMA's guarantee is supported by its ability to borrow from the U.S. Treasury, while FHLMC's guarantee is backed by reserves set aside to protect holders against losses due to default.

        In September 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship with the objective of returning the entities to normal business operations; FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC. Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

U.S. Government-Backed Obligations

                The Fund may invest in debt and mortgage-backed securities issued by GNMA, commonly known as Ginnie Maes, U.S. Treasury obligations and other U.S. Government-backed obligations.

                Ginnie Maes. Ginnie Maes are typically interests in pools of mortgage loans insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after approval from GNMA, is offered to investors through various securities dealers. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are backed by the full faith and credit of the United States, which means that the U.S. Government guarantees that interest and principal will be paid when due.

                U.S. Treasury Obligations. Direct obligations of the U.S. Treasury are backed by the full faith and credit of the United States. They differ only with respect to their rates of interest, maturities, and times of issuance. U.S. Treasury obligations consist of: U.S. Treasury bills (having maturities of one year or less), U.S. Treasury notes (having maturities of one to ten years), and U.S. Treasury bonds (generally having maturities greater than ten years).

                Other U.S. Government Obligations. The Fund may invest in other obligations issued or guaranteed by the U.S. Government, its agencies, or its instrumentalities. (Certain obligations issued or guaranteed by a U.S. Government agency or instrumentality may not be backed by the full faith and credit of the United States.)

NON-PRINCIPAL INVESTMENT POLICIES AND RISKS

Reverse Repurchase Agreements

The Fund may invest up to 10% of its net assets in reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells portfolio securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Fund invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Fund intends to enter into a reverse repurchase agreement only when the interest income expected to be earned on the obligation in which the Fund plans to invest the proceeds exceeds the amount the Fund will pay in interest to the other party to the agreement, plus all costs associated with the transaction. The Fund does not intend to borrow for leverage purposes. The Fund will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.

                During the time a reverse repurchase agreement is outstanding, the Fund will maintain in a segregated custodial account, an amount of cash, U.S. Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Fund will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

                The Fund's use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Fund may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Fund under the agreement, the Fund may have been better off had it not entered into the agreement. However, the Fund will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Fund's Board of Trustees.

Illiquid Securities

The Fund may not invest more than 5% of the value of its net assets in securities that at the time of the purchase are illiquid.  The Advisor will monitor the amount of illiquid securities in the Fund, under the supervision of the Board, to ensure compliance with the Fund’s investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities that are otherwise not readily marketable, and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market.  Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of the securities, and the Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices.

Notwithstanding the above, the Fund may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the Securities Act.  This rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities even though such securities are not registered under the Securities Act.  If the Board determines, based upon a continuing review of Rule 144A securities, that they are liquid, they will not be subject to the 5% limit on illiquid investments.  The Board has adopted guidelines as part of the Pricing Procedures and delegated to the Advisor the daily function of determining the liquidity of restricted securities.  The Board retains sufficient oversight and is ultimately responsible for the determinations.

Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the Fund’s Board.

ADDITIONAL RISK DISCLOSURE

Recent Events in the Financial Markets

The global markets have continued to experience significant disruptions, including increased volatility, short-selling and an overall loss of investor confidence. These disruptions have impacted the liquidity and volatility of securities generally, including securities in which the Fund may invest.  While certain recent economic indicators have shown modest improvements in the capital markets, these indicators could worsen. During periods of extreme market volatility, prices of securities held by the Fund may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities.  As a result, the market prices of securities held by the Fund could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.

          In light of current conditions in the U.S. and global financial markets and the U.S. and global economy, legislators, the presidential administration and regulators have increased their focus on the regulation of the financial services industry. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

                The Fund has adopted the following fundamental investment restrictions. These restrictions may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund as defined under the Investment Company Act of 1940, as amended (the “1940 Act”).

(1)  The Fund may not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.

(2)  The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry or group of industries (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby), or domestic bank money market instruments.

(3) The Fund may not issue senior securities or borrow money, except from banks and through reverse repurchase agreements in an amount up to 33 1/3% of the value of the Fund's total assets (including the amount borrowed).

(4) The Fund may not underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter.

(5) The Fund may not invest directly in commodities or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate, or real estate mortgages.

(6) The Fund may not lend any security or make any loan, including engaging in repurchase agreements, if, as a result, more than 33 1/3% of the Fund's total assets would be loaned to other parties, except through the purchase of debt securities or other debt instruments.

Under current law, a diversified investment company, with respect to 75% of its total assets, can invest no more than 5% of its total assets in the securities of any one issuer and may not acquire more than 10% of the voting securities of any issuer.

Under the interpretation of the staff of the Securities and Exchange Commission ("SEC"), "concentrate" means to invest 25% or more of total assets in the securities of issuers primarily engaged in any one industry or group of industries.

The Fund may invest up to 10% of its net assets in reverse repurchase agreements.

Under current law a Fund may underwrite securities only in compliance with the conditions of Sections 10(f) and 12(c) of the 1940 Act and the rules thereunder wherein the Fund may underwrite securities to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in selling a portfolio security.

Nonfundamental Investment Restrictions

                The Board of Trustees has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

(1) The Fund may only engage in reverse repurchase agreements so long as, at the time it enters into a reverse repurchase agreement, the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings, do not exceed 33 1/3% of its total assets. The Fund will not make any purchases of securities if borrowing exceeds 5% of total assets.

(2) The Fund may not purchase common stocks, preferred stocks, warrants, or other equity securities.

(3) No more than 5% of the Fund's net assets may be invested in illiquid securities.

(4) The Fund may not sell securities short.

(5) The Fund may not write or purchase put or call options.

(6) With respect to Fundamental Investment Restriction (3) regarding borrowing, the Fund will aggregate borrowings and reverse repurchase agreements when applying the 33 1/3% limitation, and may only pledge, mortgage or hypothecate assets up to 33 1/3% of the value of the Fund’s total assets.

(7) With respect to Fundamental Investment Restriction (6) regarding securities lending, the value of the securities loaned will not exceed 33 1/3% of total assets.

PURCHASE AND REDEMPTION OF SHARES

                The Fund has authorized one or more broker/dealers to receive on its behalf purchase and redemption orders. Such broker/dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer's authorized designee, receives the order in good order. The customer orders will be priced at the Fund's net asset value next computed after they are received by an authorized broker/dealer or the broker/dealer's authorized designee.

The Fund has no  arrangement with any person to permit frequent purchases and redemptions of Fund shares.

 Share certificates will not be issued unless requested in writing by the investor.  If share certificates have been issued, then the certificate must be delivered to the Fund's transfer agent with any redemption request.  This could result in delays.  If the certificates have been lost, the shareholder will have to pay to post an indemnity bond in case the original certificates are later presented by another person.  No certificates will be issued for fractional shares.

The Fund has filed a notice of election with the SEC pursuant to Rule 18f-1 under the 1940 Act. The notice states that the Fund may honor redemptions that, during any 90-day period, exceed $250,000 or 1% of the net asset value of the Fund, whichever is less, by redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash).  The notice of election is irrevocable while Rule 18f-1 is in effect unless the SEC permits the withdrawal of such notice.

                See the Prospectus for more details on purchases and redemptions.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

                The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").  If for any reason the Fund should fail to qualify, it would be taxed as a corporation at the Fund level, rather than passing through its income and gains to shareholders.

   Distributions of realized net capital gains, if any, are normally paid once a year; however, the Fund does not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. As of September 30, 2012, the Fund had capital loss carryforwards of $84,608.

                Generally, dividends (including short-term capital gains) and distributions are taxable to the shareholder in the year they are paid.  However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared.

The Fund is required to withhold 28% of any dividends and any long-term capital gain distributions, paid if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under Section 3406(a)(1)(C) of the Code because of underreporting; or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.

Certain shareholders, however, are exempt from the backup withholding requirement.  Shareholders exempt from backup withholding include: corporations; financial institutions; tax exempt organizations; individual retirement plans; the U.S., a state, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S.- registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens, certain foreign partnerships, and foreign corporations are generally not subject to backup withholding but may instead be subject to withholding under Sections 1441 or 1442 of the Code. Shareholders claiming exemption from backup withholding should call or write the Fund for further information.

Many states do not tax the portion of the Fund's dividends which is derived from interest on U.S. Government obligations. State law varies considerably concerning the tax status of dividends derived from U.S. Government obligations. Accordingly, shareholders should consult their tax advisors about the tax status of dividends and distributions from the Fund in their respective jurisdictions.

NET ASSET VALUE

                Shares of the Fund are issued and redeemed at the net asset value per share of the Fund. The Fund's net asset value per share is determined by dividing the total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding. The Fund attempts to maintain a constant net asset value of $1.00 per share.  The net asset value per share of the Fund is determined every business day as of the close of the regular session of the New York Stock Exchange (generally, 4:00 p.m. Eastern time). The Fund does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

                The Fund's assets, including securities subject to repurchase agreements and commitments to purchase securities on a when-issued basis, are normally valued at amortized cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

CALCULATION OF YIELD

                From time to time, the Fund advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" refers to the actual income generated by an investment in the Fund over a particular base period of time. If the base period is less than one year, the yield is then "annualized." That is, the net change, exclusive of capital changes, in the value of a share during the base period is divided by the net asset value per share at the beginning of the period, and the result is multiplied by 365 and divided by the number of days in the base period. Capital changes excluded from the calculation of yield are: (1) realized gains and losses from the sale of securities, and (2) unrealized appreciation and depreciation. The Fund's "effective yield" for a seven-day period is its annualized compounded yield during the period, calculated according to the following formula:

Effective yield = (base period return + 1)365/7 - 1

                The "effective yield" is calculated like yield, but assumes reinvestment of earned income.  The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven-day period ended September 30, 2012, the yield and effective yield were .01% and .01%, respectively.

                The Fund’s yield fluctuates in response to changes in interest rates and general economic conditions, portfolio quality, portfolio maturity, and operating expenses.  Yield is not fixed or insured and therefore is not comparable to a savings or other similar type of account.  Yield during any particular time period should not be considered an indication of future yield.  It is, however, useful in evaluating the Fund’s performance in meeting its investment objective.

TRUSTEES AND OFFICERS

       The Board of Trustees supervises the Fund's activities and reviews its contracts with companies that provide it with services. Business information about the Trustees and Officers as well as information regarding the experience; qualifications, attributes and skills of the Trustees is provided below. “Independent Trustees” refers to those Trustees who are not interested persons as that term is defined in the 1940 Act and the rules thereunder.

Name &

Position

with

Position

Start

Principal Occupation

# of Calvert

Portfolios

Other

Directorships

During the Past

Age

Fund

Date

During Last 5 Years

Overseen

Five Years

INDEPENDENT TRUSTEES
RICHARD L. BAIRD, JR. AGE: 64	Trustee	1982	President and CEO of Adagio Health Inc. in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.	26	None
DOUGLAS E. FELDMAN, M.D. AGE: 64	Trustee	1982	Partner of The Feldman ENT Group in Washington, D.C. A graduate of Harvard Medical School, he is Associate Professor of Otolaryngology, Head and Neck Surgery at Georgetown University and George Washington University Medical School, and past Chairman of the Department of Otolaryngology, Head and Neck Surgery at the Washington Hospital Center. He is included in The Best Doctors in America.	10	None
JOHN G. GUFFEY, JR. AGE: 64	Trustee	1982	President of Aurora Press Inc., a privately held publisher of trade paperbacks.	26	• Ariel Funds (3)(through 12/31/11) • Calvert Social Investment Foundation • Calvert Ventures, LLC
M. CHARITO KRUVANT AGE: 67	Trustee	1996	President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.	28	• Acacia Federal Savings Bank • Summit Foundation • WETA Public Broadcasting

Name &

Position

with

Position

Start

Principal Occupation

# of Calvert

Portfolios

Other

Directorships

During the Past

Age

Fund

Date

During Last 5 Years

Overseen

Five Years

ANTHONY A. WILLIAMS AGE: 61	Trustee	2010	CEO and Executive Director of the Federal City Council (7/12 to present); Senior Adviser and Independent Consultant for McKenna Long & Aldridge LLP (9/11 to present); Executive Director of Global Government Practice at the Corporate Executive Board (1/10 to 1/12); William H. Bloomberg Lecturer in Public Management at the Harvard Kennedy School (since 2009); Director of State and Municipal Practice at Arent Fox LLP (6/09 to 1/10); Chief Executive Officer of Primum Public Realty Trust (2007-2008); Mayor of Washington D.C. (1999-2007).	12	• Freddie Mac • Meruelo Maddux Properties, Inc. • Weston Solutions, Inc. • Bipartisan Debt Reduction Task Force • Chesapeake Bay Foundation • Catholic University of America • Urban Institute

INTERESTED TRUSTEES

BARBARA J. KRUMSIEK* AGE: 60

	Trustee & President	1997	President, Chief Executive Officer and Chair of Calvert Investments, Inc.	44	• Calvert Social Investment Foundation • Pepco Holdings, Inc. • Acacia Life Insurance Company (Chair) (through 4/29/12) • Griffin Realty Corp.
D. Wayne Silby, Esq.*

AGE: 64

	Trustee & Chair	1982	Mr. Silby is the founding Chair of the Calvert Funds. He is the Chair-Elect and a principal of Syntao.com, a Beijing-based company promoting corporate social responsibility.	26	• Ameritas Mutual Holding Company • Calvert Social Investment Foundation • ImpactAssets, Inc. • Studio School Fund • Syntao.com China (HK) • The ICE Organization

Position

Position

Principal Occupation

During Last 5 Years

Name &

with

Start

Age

Fund

Date

OFFICERS
MICHAEL T. ABRAMO age: 39	Vice President	2011	Vice President of the Advisor (since 2011) and portfolio manager for Calvert’s taxable fixed-income funds.
Karen Becker AGE: 60	Chief Compliance Officer	2005	Chief Compliance Officer for the Calvert Funds.
SUSAN walker Bender, Esq. AGE: 54	Assistant Vice President & Assistant Secretary	1988	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Investments, Inc.
THOMAS A. DAILEY AGE: 48	Vice President	2004	Vice President of the Advisor.
MATTHEW DUCH AGE: 37	Vice President	2011	Vice President of the Advisor (since 2011) and portfolio manager for Calvert’s taxable fixed-income funds.
IVY WAFFORD DUKE, Esq. AGE: 44	Assistant Vice President & Assistant Secretary	1996	Assistant Vice President, Assistant Secretary and Deputy General Counsel of Calvert Investments, Inc., and Chief Compliance Officer for the Advisor and Calvert Investment Distributors, Inc.
PATRICK FAUL AGE: 48	Vice President	2010

Vice President of the Advisor since 2008, and Head of Credit Research for the Advisor since 2009. Prior to 2009, Mr. Faul was Co-Head of Credit Research (2008) and a Senior Securities Analyst (prior to 2008) for the Advisor.

TRACI L. GOLDT AGE: 39	Assistant Secretary	2004	Electronic Filing and Administrative Operations Manager (since 2011) and Executive Assistant to General Counsel (prior to 2011), Calvert Investments, Inc.
HUI PING HO, CPA AGE: 48	Assistant Treasurer	2000	Assistant Treasurer and Tax Compliance Manager of Calvert Investments, Inc.
LANCELOT A. KING, Esq. AGE: 42	Assistant Vice President & Assistant Secretary	2002	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Investments, Inc.
AUGUSTO DIVO MACEDO, Esq. AGE: 50	Assistant Vice President & Assistant Secretary	2007	Assistant Vice President, Assistant Secretary, and Associate Counsel Compliance of Calvert Investments, Inc.
ANDREW K. NIEBLER, Esq. AGE: 45	Assistant Vice President & Assistant Secretary	2006	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Investments, Inc.
CATHERINE P. ROY AGE: 56	Vice President	2004	Senior Vice President of the Advisor and Chief Investment Officer – Fixed Income.
WILLIAM M. TARTIKOFF, Esq. AGE: 65	Vice President & Secretary	1990	Senior Vice President, Secretary, and General Counsel of Calvert Investments, Inc.
NATALIE A. TRUNOW AGE: 45	Vice President	2008

Senior Vice President of the Advisor and Chief Investment Officer - Equities. Prior to joining Calvert in August 2008, Ms. Trunow was the Section Head (2005-2008) and Portfolio Manager (2001-2008) for the Global Public Markets Group of General Motors Asset Management.

RONALD M. WOLFSHEIMER, CPA AGE: 60	Treasurer	1982	Executive Vice President and Chief Financial and Administrative Officer of Calvert Investments, Inc.
MICHAEL V. YUHAS JR., CPA AGE: 51	Fund Controller	1999	Vice President of Fund Administration of Calvert Investment Administrative Services, Inc.

* Ms. Krumsiek is an interested person of the Fund since she is an Officer and Director of the Fund's Advisor and certain affiliates.  Mr. Silby is an interested person of the Fund since he is a Director of the parent company of the Fund's Advisor.

The address of the Trustees and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, with the exception of Mr. Silby, whose address is 1715 18th Street, N.W., Washington, DC  20009. As of December 31, 2012, the Trustees and Officers as a group owned less than 1% of each Fund's outstanding shares.

Additional Information about the Trustees

The Board of Trustees believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Trustees possess the requisite experience, qualifications, attributes and skills to serve on the Board. The Board of Trustees believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Advisor, other service providers, legal counsel and independent public accountants; and to exercise effective business judgment in the performance of their duties as Trustees, support this conclusion. The Board of Trustees has also considered the contributions that each Trustee can make to the Board and the Fund. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee: Mr. Baird, experience as a chief executive officer of a non-profit corporation; Dr. Feldman, experience as the managing partner of a private medical practice, experience in academia and medical leadership experience; Mr. Guffey, experience as a director and officer of private companies and experience as a board member of various organizations; Ms. Kruvant, experience as a chief executive officer of a private company and experience as a board member of various organizations; Mr. Williams, experience as the mayor of the District of Columbia and as a board member of various organizations; Ms. Krumsiek, leadership roles within the Advisor and certain of its affiliates and experience as a board member of various organizations; and Mr. Silby, experience as a director and officer of private companies and experience as a board member of various organizations. References to the experience, qualifications, attributes and/or skills of the Trustees are pursuant to requirements of the SEC, do not constitute holding out of a Board or any Trustee as having special expertise or experience, and shall not impose any greater responsibility or liability on any such Trustee or on the Board by reason thereof.

Board Structure

The Board of Trustees is responsible for overseeing the management and operations of the Fund. The Board consists of five Independent Trustees and two Trustees who are interested persons of the Fund. D. Wayne Silby, who is an interested person of the Fund, serves as Chairperson of the Board. The Board of Trustees has two standing Committees: the Governance Committee and the Audit Committee. Each of the Governance Committee and the Audit Committee is chaired by an Independent Trustee and composed solely of Independent Trustees. Although the Board has not designated a lead independent trustee, the Chair of the Governance Committee acts as a liaison between Fund management and the Independent Trustees. In addition, the Chairs of the Governance Committee and Audit Committee work with Fund management in formulating agendas for Board and Committee meetings.

Through the Governance and Audit Committees, the Independent Trustees consider and address important matters involving the Fund, including those presenting conflicts or potential conflicts of interest for Fund management.  The Independent Trustees also regularly meet outside the presence of Fund management and are advised by independent legal counsel. The Fund’s Board of Trustees has determined that its committees help ensure that the Fund has effective and independent governance and oversight. The Board of Trustees has also determined that its leadership structure is appropriate.

The Governance Committee addresses matters of fund governance, including policies on Trustee  compensation and on Board and Committee structure and responsibilities; the functions of the Governance Committee of the Board also include those of a Nominating Committee, e.g.,  initiation and consideration of nominations for the appointment or election of Independent Trustees  of the Board. These matters were addressed in meetings held four times in the past fiscal year. The current members of this Committee are Ms. Kruvant and Messrs. Baird, Feldman, Guffey and Williams, each an Independent Trustee.

The Audit Committee approves and recommends to the Board independent public accountants to conduct the annual audit of the Fund’s financial statements; reviews with the independent public accountants the outline, scope, and results of the annual audit; and reviews the performance and fees charged by the independent public accountants for professional services. In addition, the Audit Committee meets with the Fund’s independent public accountants and representatives of Fund management to review accounting activities and areas of financial reporting and control. This Committee met six times in the past fiscal year. The current members of this Committee are Ms. Kruvant and Messrs. Baird, Feldman, Guffey and Williams, each an Independent Trustee.

                The Board of Trustees has retained Lipper Analytical Services, Inc. to provide the Board with an independent analysis of investment performance and expenses for the Fund, in connection with the Board’s annual consideration of the renewal of the Fund's investment advisory and underwriting agreements, as required by Section 15(c) of the 1940 Act.

Board Oversight of Risk

An integral part of the Board’s overall responsibility for overseeing the management and operations of the Fund is the Board’s oversight of the risk management of the Fund’s investment programs and business affairs. The Fund is subject to a number of risks, such as investment risk, credit and counterparty risk, valuation risk, risk of operational failure or lack of business continuity, and legal, compliance and regulatory risk. The Fund, the Advisor and other service providers to the Fund have implemented various processes, procedures and controls to identify risks to the Fund, to lessen the probability of their occurrence and to mitigate any adverse effect should they occur. Different processes, procedures and controls are employed with respect to different types of risks.

The Board of Trustees exercises oversight of the risk management process primarily through the Audit Committee, and through oversight by the Board itself. In addition to adopting, and periodically reviewing, policies and procedures designed to address risks to the Fund, the Board of Trustees requires management of the Advisor and the Fund, including the Fund’s Chief Compliance Officer (“CCO”), to report to the Board and the Committees of the Board on a variety of matters, including matters relating to risk management, at regular and special meetings.  The Board and Audit Committee receive regular reports from the Fund’s independent public accountants on internal control and financial reporting matters.  On at least a quarterly basis, the Independent Trustees meet with the Fund’s CCO, including outside the presence of management, to discuss issues related to compliance. Furthermore, the Board receives a quarterly report from the Fund’s CCO regarding the operation of the compliance policies and procedures of the Fund and its primary service providers. The Board also receives regular reports from the Advisor on the investments and securities trading of the Fund, including its investment performance and asset weightings compared to appropriate benchmarks, as well as reports regarding the valuation of the Fund’s securities. The Board also receives reports from the Fund’s primary service providers regarding their operations as they relate to the Fund.

Trustees’ Ownership of Fund Shares

                The Trustees owned shares in the Fund and in all Calvert Funds for which they serve on the Board, in the following amounts as of December 31, 2012:

Calvert Cash Reserves Institutional Prime Fund

	Dollar Range of Equity	Aggregate Dollar Range of Equity Securities
	Securities in the	in All Registered Investment Companies Overseen
Name of Trustee	Fund	By Trustee in Calvert Family of Funds

Independent Trustees

Richard L. Baird, Jr.	None	>$100,000

Douglas E. Feldman

	None	$10,001-$50,000

John G. Guffey, Jr.

	None	>$100,000

M. Charito Kruvant

	None	>$100,000

Anthony A. Williams

	None	None

Interested Trustees

Barbara J. Krumsiek	None	>$100,000
D. Wayne Silby	None	>$100,000

Trustees’ Compensation

Trustee Compensation Table

Calvert Cash Reserves

The following table (unaudited numbers) sets forth information describing the compensation of each Trustee  for his/her services to the Fund for the Fund’s most recent fiscal year ended September 30, 2012, and to all portfolios in the Fund Complex.

Name of Person, Position	Aggregate Compensation From Fund (Includes Pension or Retirement Benefits)	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Total Compensation From Fund and Fund Complex Paid to Trustees***
Richard L. Baird, Jr.** (Trustee)	$70,724	$39,012	$164,600
Douglas E. Feldman (Trustee)	$71,907	$0	$86,000
John G. Guffey, Jr.** (Trustee)	$50,169	$4,311	$131,500
M. Charito Kruvant** (Trustee)	$79,404	$0	$186,000
Anthony A. Williams (Trustee)	$65,210	$0	$111,750
Barbara J. Krumsiek* (Trustee & President)	$0	$0	$0
D. Wayne Silby, Esq.*,** (Trustee & Chair)	$49,831	$3,858	$134,700

*Ms. Krumsiek is an interested person of the Fund since she is an Officer and Director of the Advisor and certain affiliates. Mr. Silby is an interested person of the Fund since he is a Director of the parent company of the Advisor.

**Messrs. Baird, Guffey, and Silby and Ms. Kruvant have chosen to defer a portion of their compensation. As of September 30, 2012, total deferred compensation for service on all applicable Calvert Fund Boards, including dividends and capital appreciation, was $593,602; $461,872; $735,081; and $545,216, for each of them, respectively.

***As of September 30, 2012, the Fund Complex consisted of forty-three (43) Funds; there were forty-four (44) Funds as of January 31, 2013.

                Trustees not employed by the Advisor  or its affiliates may elect to defer receipt of all or a percentage of their fees and deem such deferred amounts to be invested in any Calvert Fund through the Trustees’ Deferred Compensation Plan. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share.

INVESTMENT ADVISOR

                The Fund's Investment Advisor is Calvert Investment Management, Inc. (“Calvert” or “Advisor”), a subsidiary of Calvert Investments, Inc. which is a subsidiary of Ameritas Mutual Holding Company.  Under the Investment Advisory Agreement with respect to the Fund, the Advisor provides investment advice to the Fund and oversees the day-to-day operations, subject to the supervision and direction of the Fund's Board of Trustees.  The Advisor provides the Fund with investment supervision and management, and office space; furnishes executive and other personnel to the Fund; and pays the salaries and fees of all Trustees who are employees of the Advisor or its affiliates. The Fund pays all its other respective administrative and operating expenses including: custodial, registrar, dividend disbursing and transfer agency fees; administrative service fees; fund accounting fees; federal and state securities registration fees; salaries, fees and expenses of Trustees, executive officers and employees of the Fund, who are not employees of the Advisor or of its affiliates; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses and proxy material to shareholders; shareholder meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities. As explained in the Prospectus under the heading “Contractual Fee waivers and/or Expense Reimbursements”, the Fund has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Fund’s uninvested cash balances. These credits are used to reduce Fund expenses. Where the total annual fund operating expenses are subject to a contractual expense limitation, the Advisor could be deemed to have an incentive to leave greater cash balances at the custodian, since it receives the benefit of any expense offset credit. The Board of Trustees periodically reviews and evaluates the expense offset arrangement.

                Under the Investment Advisory Agreement, the Advisor receives an annual fee, payable monthly, of 0.25% of the Fund's average daily net assets. The Advisor reserves the right to (i) waive all or a part of its fee;

(ii) reimburse the Fund for expenses; and (iii) pay broker/dealers in consideration of their promotional or administrative services.  The Advisor may, but is not required to, waive current payment of its fees, or reimburse expenses of the Fund, except as noted in the Fund’s Prospectus.

During the 2010, 2011 and 2012 fiscal years, the Advisor voluntarily waived fees or assumed expenses of $0, $130,107, and $207,957 respectively, which were not charged to the Fund.

The investment advisory fees paid to the Advisor by the Fund for the 2010, 2011 and 2012 fiscal years were $768,788, $471,758 and $393,472, respectively.

          ADMINISTRATIVE SERVICES AGENT

Calvert Investment Administrative Services, Inc. (“CIAS”), an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports.  For providing such services, CIAS receives an annual administrative service fee of 0.05%, payable monthly (as a percentage of average daily net assets).

The administrative fees paid to CIAS by the Fund for fiscal years 2010, 2011 and 2012 were $153,758, $94,352 and $78,694, respectively.

TRANSFER AND SHAREHOLDER SERVICING AGENTS

                Boston Financial Data Services, Inc. ("BFDS"), a subsidiary of State Street Bank & Trust Company, N.A., has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

                Calvert Investment Services, Inc. (“CIS”), a subsidiary of Calvert Investments, Inc., has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the BFDS system, maintenance of broker/dealer data, and preparing and distributing statements to shareholders regarding their accounts.

For these services, BFDS receives a fee based on the number of shareholder accounts and transactions, while CIS receives a fee based on the asset class (money market, fixed income and equities) and the resources necessary to support the various services each asset class requires.  CIS may contract with subagents, at the Fund's expense, to provide recordkeeping and subaccounting services to the Fund. The fees paid to CIS by the Fund for fiscal years 2010, 2011 and 2012 were $959, $840 and $783, respectively.

PORTFOLIO TRANSACTIONS

The Advisor places orders with broker/dealers for the Fund’s portfolio transactions.  Fixed income securities are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.  Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Fund’s Advisor makes investment decisions and selects brokers and dealers under the direction and supervision of the Board of Trustees.

Broker/dealers who execute transactions on behalf of the Fund are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity, and financial condition, subject to the Advisor's obligation to seek best execution.  The Fund has adopted a policy that prohibits the Advisor from using Fund brokerage to compensate broker/dealers for promotion or sale of Fund shares.

The Fund paid no brokerage commissions on portfolio transactions in the last three fiscal years. As of September 30, 2012, the Fund held no securities of its "regular broker/dealers" (as defined in the 1940 Act) or of the parents of those broker/dealers.

PORTFOLIO HOLDINGS DISCLOSURE

                The Fund has adopted a Portfolio Holdings Disclosure Policy (“Disclosure Policy”) that is designed to prevent the inappropriate disclosure of or the misuse of non-public information regarding the Fund’s portfolio holdings.

Publicly Available Portfolio Holdings

                Information regarding the Fund’s portfolio holdings is publicly available: (1) at the time such information is filed with the SEC in a publicly available filing; or (2) the day next following the day when such information is posted on the www.calvert.com  website.  This information may be the Fund’s complete portfolio holdings, such as those disclosed in its semi-annual or annual reports and filed with the SEC on Form N-CSR or in its quarterly holding reports filed with the SEC on Form N-Q after the Fund’s first and third quarters. In addition, each Calvert Money Market Fund discloses month-end portfolio holdings information on calvert.com within five business days after the end of each month and files more detailed month-end portfolio holdings information with the SEC on Form N-MFP within five business days after the end of each month. The information contained in the Form N-MFP is made available to the public on the SEC’s website 60 days after the end of the month to which the information pertains. From time to time, the Fund may disclose on www.calvert.com  whether it holds a particular security, in response to media inquiries. The Fund’s publicly available portfolio holdings may be provided to third parties without prior approval under the Disclosure Policy.

Non-Public Portfolio Holdings

The Fund’s Disclosure Policy, as described generally below, allows the disclosure of the Fund’s non-public portfolio holdings for the Fund’s legitimate business purposes, subject to certain conditions, to: (1) rating and ranking organizations; (2) certain service providers; and (3) certain other recipients.  Non-public portfolio holdings may not be disclosed to members of the media under any circumstance.

Subject to approval from the Legal Department of Calvert Investments, Inc., a representative from the Administrator may provide the Fund’s non-public portfolio holdings to a recognized rating and ranking organization, without limitation, on the condition that the non-public portfolio holdings will be used solely for the purposes of developing a rating and subject to a written agreement requiring confidentiality and prohibiting the use of the information for trading.

A service provider or other third party that receives information about the Fund’s non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Fund (e.g.,  a person that performs account maintenance and record keeping services) may receive non-public portfolio holdings, without limitation, on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Fund and subject to a written agreement requiring confidentiality and prohibiting the use of the information for trading.

The Fund’s partial or complete portfolio holdings may be disclosed to certain other recipients, current and prospective shareholders of the Fund and current and prospective clients of the Advisor, provided that: (1) the recipient makes a specific request to the General Counsel of Calvert Investments, Inc., (or his designee) (“Authorized Individual”); (2) the Authorized Individual determines that the Fund has a legitimate business purpose for disclosing non-public portfolio holdings information to the recipient; (3) the Authorized Individual (if other than the General Counsel) obtains prior approval from the Legal Department; and (4) the recipient signs a confidentiality agreement that provides that the non-public portfolio holdings will be kept confidential, may not be used to trade, and may not be disseminated or used for any purpose other than the purpose approved by the Authorized Individual.  The Disclosure Policy further provides that, in approving a request, the Authorized Individual considers the recipient’s need for the relevant holdings information, whether the disclosure will benefit the Fund, or, at a minimum, not harm the Fund, and what conflicts may result from such disclosures.

Under the Disclosure Policy, neither the Fund, the Advisor nor any other party is permitted to receive compensation or other consideration from or on behalf of the recipient in connection with disclosure to the recipient of the Fund’s non-public portfolio holdings.  The Disclosure Policy is subject to annual review by the Fund’s Board of Trustees.  The Fund’s Board of Trustees shall also receive annual reports from Fund Management on those entities to whom such disclosure has been made.

Ongoing Arrangements

The following is a list of those entities to whom information about the Fund’s portfolio securities is made available and the frequency (following a 15 day lag), including the identity of the persons who receive information pursuant to such arrangements. In all such cases, disclosure is made subject to a written confidentiality agreement, which includes provisions preventing use of the information to trade.

Name of Entity	Information Provided	Frequency Provided
Aris Corporation	Portfolio Holdings	Quarterly
Asset Consulting Group	Portfolio Holdings	Quarterly
Asset Strategy Consultants	Portfolio Holdings	Quarterly
Bank of Oklahoma Trust Company	Portfolio Holdings	Quarterly
Baybridge Consulting	Portfolio Holdings	Quarterly
Bidart & Ross	Portfolio Holdings	Quarterly
Bloomberg	Portfolio Holdings	Monthly
Blue Prairie Group	Portfolio Holdings	Quarterly
Callan Associates	Portfolio Characteristics, Top Holdings	Quarterly
Cambridge Associates	Portfolio Holdings	Quarterly
Capital Market Consultants, LLC	Portfolio Holdings	Quarterly
Care Group	Portfolio Holdings	Quarterly
Citigroup Consulting	Portfolio Holdings	Quarterly
Colonial Consulting	Portfolio Holdings	Quarterly
Cammack Larhette Consulting/ Cammack Larhette Securities	Portfolio Holdings	Quarterly
Consulting Services Group	Portfolio Holdings	Quarterly
Cook Street Consulting	Portfolio Holdings	Quarterly
Dahab Consulting	Portfolio Holdings	Quarterly
DiMeo Schneider & Associates, L.L.C.	Portfolio Holdings	Quarterly
Evaluation Associates	Portfolio Holdings	Quarterly
FactSet	Portfolio Holdings	Monthly
Fulton Financial/Claremont Investments	Portfolio Holdings	Quarterly
Fund Evaluation Group	Portfolio Holdings	Quarterly
Hartland & Co.	Portfolio Holdings	Quarterly
HC Asset Management	Portfolio Holdings	Quarterly
Hewitt Ennisknupp	Portfolio Holdings	Quarterly
Innovest Portfolio Solutions	Portfolio Holdings	Quarterly
Institutional Consulting Group	Portfolio Holdings	Quarterly
Institutional Shareholder Services	Portfolio Holdings	Quarterly
Investment Company Institute	Portfolio Holdings (Money Market Funds only)	Quarterly
KPMG	Portfolio Holdings	Annually
LCG Associates	Portfolio Holdings	Quarterly
Mass Mutual Mees Pierson	Portfolio Holdings Portfolio Holdings, Portfolio Characteristics, Asset Allocation	Quarterly Quarterly
Mennonite Foundation	Portfolio Holdings	Quarterly
Mercer Consulting, Inc.	Portfolio Characteristics, Top Holdings	Quarterly
Millennium Trust Company	Portfolio Holdings	Quarterly
Milliman & Associates	Portfolio Holdings	Quarterly
Monroe Vos Consulting	Portfolio Holdings	Quarterly
Monticello & Associates	Portfolio Holdings	Quarterly
Morningstar	Portfolio Holdings	Monthly
New England Pension Consulting	Portfolio Characteristics, Top Holdings	Quarterly
Patagonia	Portfolio Holdings	Quarterly
Prime Buchholz	Portfolio Holdings	Quarterly
PWC	Portfolio Holdings	Quarterly
R.V. Kuhns	Portfolio Holdings	Quarterly
Reliance Financial	Portfolio Holdings	Quarterly
Rocaton Investment Advisors	Portfolio Holdings	Quarterly
Rogers Casey	Portfolio Holdings	Quarterly
Sierra Fund	Portfolio Holdings	Quarterly
Smith Hayes Consulting	Portfolio Holdings	Quarterly
State of Idaho	Portfolio Holdings	Quarterly
Summit Strategies	Portfolio Holdings	Quarterly
Thomson Reuters/Lipper	Portfolio Holdings	Monthly
TIAA-CREF Trust Company	Portfolio Holdings	Quarterly
TRUSCO	Portfolio Holdings	Quarterly
Uhrlaub	Portfolio Holdings	Quarterly
Watson Wyatt	Portfolio Holdings	Quarterly
Wells Fargo Private Client Group	Portfolio Holdings	Quarterly
Wilshire Associates	Portfolio Holdings	Quarterly
Woodcock Financial	Portfolio Holdings	Quarterly
Wurts and Associates	Portfolio Holdings	Quarterly

PERSONAL SECURITIES TRANSACTIONS

                The Fund, its Advisor, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits the investment personnel of the Advisor to invest in securities that may be purchased or held by the Fund. The Code of Ethics contains certain conditions such as pre-clearance and restrictions on use of material information.

PROXY VOTING DISCLOSURE

Please refer to Appendix A of this Statement of Additional Information for the Global Proxy Voting Guidelines of the Calvert Funds. The Guidelines include the policies and procedures that the Fund uses in determining how to vote proxies relating to portfolio securities, as well as when a vote presents a possible conflict of interest between the interests of Fund shareholders, and those of the Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor, or principal underwriter.

PROCESS FOR DELIVERING SHAREHOLDER COMMUNICATIONS TO THE BOARD OF TRUSTEES

Any shareholder who wishes to send a communication to the Board of Trustees of the Fund should send the communication to the attention of the Fund's Secretary at the following address:

                Calvert Funds

                Attn: [Name of Fund] Secretary

                4550 Montgomery Avenue

                Bethesda, Maryland 20814

All communications should state the specific Calvert Fund to which the communication relates.  After reviewing the communication, the Fund's Secretary will forward the communication to the Board of Trustees.

In its function as a nominating committee, the Governance Committee of the Board of Trustees will consider any candidates for vacancies on the Board from any shareholder of the Fund who, for at least five years, has continuously owned at least 0.5% of the outstanding shares of the Fund.  Shareholders of the Fund who wish to nominate a candidate to the Board of the Fund must submit the recommendation in writing to the attention of the Fund's Secretary at 4550 Montgomery Avenue, Bethesda, MD 20814.  The recommendation must include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be an independent Trustee. A shareholder wishing to recommend to the Governance Committee of the Fund a candidate for election as a Trustee may request the Fund's Policy for the Consideration of Trustee Nominees by contacting the Fund's Secretary at the address above.

If a shareholder wishes to send a communication directly to an individual Trustee or to a Committee of the Fund's Board of Trustees, the communication should be specifically addressed to such individual Trustee or Committee and sent in care of the Fund's Secretary at the address above.  Communications to individual Trustees or to a Committee sent in care of the Fund's Secretary will be forwarded to the individual Trustee or to the Committee, as applicable.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND CUSTODIAN

KPMG LLP serves as independent registered public accounting firm for the Fund. State Street Bank & Trust Company, N.A. serves as custodian of the Fund's investments. The custodian has no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund.

METHOD OF DISTRIBUTION

                Calvert Investment Distributors, Inc. (“CID”) is the principal underwriter and distributor for the Fund. CID is an affiliate of the Fund's Advisor. The Fund has entered into an agreement with CID as principal underwriter. CID makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of its underwriting agreement with the Fund, CID markets and distributes the Fund's shares, and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.

            The Advisor, CID and/or their affiliates, at their own expense, may incur costs or pay expenses associated with the distribution of the Fund's shares.  The Advisor, CID and/or their affiliates have agreed to pay certain firms compensation based on sales of Fund shares or on assets held in those firms' accounts for their marketing, distribution, and shareholder servicing of Fund shares.  In other instances, one of these entities may make annual payments to a broker/dealer in order to be included in a wrap or preferred provider program.  This list may be changed from time to time. As of December 31, 2012, the Advisor, CID and/or their affiliates had special arrangements regarding one or more Calvert Funds with the following firms: Ameriprise Financial Services, Ameritas Life Insurance Corp., Charles Schwab & Co., Inc., CUSO, Fidelity, First Ameritas Life Insurance Corp., J.P. Morgan, LPL Financial Services, BMO Harris Bank, Merrill Lynch, Morgan Stanley, National Financial Services, LLC, Pershing, Raymond James, SunGard Institutional Brokerage Inc., Thrivent Financial for Lutherans, UBS Financial Services, Union Central Life Insurance Company and Wells Fargo Advisors.

                Where payments are being made to a broker/dealer to encourage sales of Fund shares, the broker/dealer has an incentive to recommend Fund shares to its customers. The Advisor does not use Fund brokerage to compensate broker/dealers for the sale of Fund shares.

GENERAL INFORMATION

                The Fund is the only series of Calvert Cash Reserves (the "Trust"), an open-end management investment company organized as a Massachusetts business trust on March 16, 1982. The Fund is diversified.  The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The shareholders of a Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Trust assets for any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its Trustees, officers, employees, and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust itself is unable to meet its obligations.

                Each share of the Fund represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board.  The Fund offers one class of shares.  Upon the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets belonging to the series available for distribution.

                The Fund is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Trustees, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share of the Fund you own.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

                As of January 1, 2013, to the Fund’s knowledge, the following entity beneficially owned more than 25% of the voting securities of the Fund:

Fund Name

Control Person Name and Address	% of Ownership of Fund

Union Central Life Insurance Co.	50.88%
Cincinnati, OH

Union Central Life Insurance Co. is domiciled in Nebraska. The company is an affiliate of the Fund’s Advisor and principal underwriter. Union Central Life Insurance Co. is a subsidiary of Ameritas Life Insurance Corp., which is in turn a subsidiary of Ameritas Holding Company.  Ameritas Holding Company is a subsidiary of Ameritas Mutual Holding Company.

As of January 1, 2013, to the Fund’s knowledge, the following shareholders owned of record or beneficially 5% or more of the outstanding voting securities of the Fund as shown:

Name and Address	% of Ownership of Fund

Union Central Life Insurance Co.	50.88%
Separate Account G
Lincoln, NE

Ameritas Life Insurance Corp.	16.07%
Separate Account G
Lincoln, NE

Calvert Investment Management, Inc.	11.99%
Attn Corporate Accounting
Bethesda, MD

Working Assets Funding Services	11.31%
Attn Finance Department
San Francisco, CA

FUND SERVICE PROVIDERS

INVESTMENT ADVISOR

Calvert Investment Management, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

Shareholder ServicING AGENT

Calvert Investment Services, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER

Calvert Investment Distributors, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

ADMINISTRATIVE SERVICES AGENT

Calvert Investment Administrative Services, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

TRANSFER AGENT

Boston Financial Data Services, Inc.

330 West 9th Street

Kansas City, Missouri 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

1601 Market Street

Philadelphia, Pennsylvania 19103

CUSTODIAN

State Street Bank & Trust Company, N.A.

225 Franklin Street

Boston, Massachusetts 02110

APPENDIX A

GLOBAL PROXY VOTING GUIDELINES

FOR

CALVERT FAMILY OF FUNDS

I.              Introduction

Calvert believes that healthy corporations are characterized by sound corporate governance and overall corporate sustainability and social responsibility.  The well-governed company meets high standards of corporate ethics and operates in the best interests of shareowners.  The sustainable and socially responsible company meets high standards of corporate ethics and operates in the best interests of other stakeholders (employees, customers, communities and the environment).  In our view, companies that combine good governance and corporate sustainability and social responsibility are better positioned for long-term success.

•         Long-Term Value.  Responsible, healthy companies are those that focus on long-term value creation that aligns the interests of management with those of shareowners and other stakeholders.  Good governance is likely to be compromised when a company becomes myopic, focusing on current earnings expectations and other short-term goals rather than the fundamental soundness of the enterprise over the longer term.  A focus on long-term value creation also increases the relevance of companies’ environmental management, treatment of workers and communities, and other sustainability and social responsibility factors.  Just as a short-term focus on earnings performance can compromise long-term shareowner interests, so can poor treatment of workers, communities, the environment or other stakeholders create short-term gain while increasing risks and compromising performance over the longer term.   Calvert’s proxy voting guidelines support governance structures and policies that keep the focus of company management on long-term corporate health and sustainable financial, social and environmental performance.

•         Accountability.   Corporate management must be accountable to many interests, including investors, stakeholders, and regulators.  Management of a company must be accountable to the board of directors; the board must be accountable to the company’s shareowners; and the board and management together must be accountable to the stakeholders.  Some governance structures by their very nature weaken accountability, including corporations that are too insulated from possible takeovers.  Certain other governance structures are well suited to manage this accountability:  independent boards that represent a wide variety of interests and perspectives; full disclosure of company performance on financial, environmental, and social metrics; charters, bylaws, and procedures that allow shareholders to express their wishes and concerns; and compensation structures that work to align the interests and time-frames of management and owners.  Calvert’s proxy voting guidelines support structures that create and reinforce accountability, and oppose those that do not.

•           Sustainability.   Well-governed companies are those whose operations are financially, socially and environmentally sustainable. Sustainability requires fair treatment of shareholders and other stakeholders in order to position the company for continued viability and growth over time.  Effective corporate governance, like national governance, cannot indefinitely ignore or exploit certain groups or interests to the benefit of others without incurring mounting risks for the corporation.  For example, companies that provide excessive compensation to executives at the expense of other employees and shareowners are creating risks that may be expressed in rising employee turnover or activist campaigns targeting corporate practices.  Companies that fail to account for potential liabilities associated with climate change may be creating risks that will be expressed in costly government regulation or uninsured catastrophic losses.  Calvert’s proxy voting guidelines aim to support sustainable governance that attends fairly to the interests of shareowners, workers, communities and the environment.

As a long-term equity investor, Calvert strives to encourage corporate responsibility, which includes respectful treatment of workers, suppliers, customers and communities, environmental stewardship, product integrity and high standards of corporate ethics as well as more traditional measures of sound corporate governance.   Companies that

combine good governance and social responsibility strive to avoid unnecessary financial risk while serving the interests of both shareowners and stakeholders.  In our view, Good Governance + Sustainability and Social Responsibility = Corporate Responsibility.

On behalf of our shareholders, Calvert Funds generally vote our proxies in accordance with the positions set forth in these Proxy Voting Guidelines (“the Guidelines”).   The Guidelines are not meant to be exhaustive, nor can they anticipate every potential voting issue on which the Funds may be asked to cast their proxies.  There also may be instances when the Advisor votes the Funds’ shares in a manner that does not strictly adhere to or is inconsistent with these Guidelines if doing so is in the best interests of the Funds’ shareholders. Also, to the extent that the Guidelines do not address potential voting issues, the Funds delegate to the appropriate advisor the authority to act on its behalf to promote the applicable Funds’ investment objectives and social goals.  To the extent the Funds vote proxies in a manner not strictly in accordance with these Guidelines, and such votes present a potential conflict of interest, the Funds will proceed in accordance with Section IV below.

  When support for or opposition to a proxy proposal as described below is qualified with the term, “ordinarily,” this means that the Fund advisor generally foresees voting all shares as described except in special circumstances where the advisor determines that a contrary vote may be in the best interests of Fund shareholders.
  When support for or opposition to a proxy proposal is qualified by the expression, “on a case by case basis,” this means that the Fund advisor cannot determine in advance whether such proposals are generally in the best interests of Fund shareholders and will reserve judgment until such time as the specific proposal is reviewed and evaluated.
  When we use the term, “shareholder,” we are referring to Calvert’s mutual fund shareholders whose proxy votes we cast in accordance with these Guidelines.  When we use the term, “shareowner,” we are referring to the equity owners of stock in publicly traded corporations.

Calvert appreciates that issues brought to shareholders may change over time, as both investors’ concerns and rules governing inclusion of specific items in corporate proxies change.  Corporate governance laws and best practices codes are continuously evolving, worldwide. We have constructed these Guidelines to be both general enough and sufficiently flexible to adapt to such changes.  Internationally, corporate governance codes have more in common with each other than do the laws and cultures of the countries in which the companies are domiciled. In light of these different regulatory contexts the Fund advisor will assess both best practices in the country in question and consistency with the Fund's Guidelines prior to voting proxies. To that end, we have not attempted to address every specific issue that may arise on a proxy ballot.

Calvert’s proxy voting record is available on the Funds’ web site, www.calvert.com, and is also available on the Securities and Exchange Commission’s website at www.sec.gov.

II.            CORPORATE GOVERNANCE

A.            Board and Governance Issues

The board of directors (“the board”) is responsible for the overall governance of the corporation, including representing the interests of shareowners and overseeing the company’s relationships with other stakeholders.  While company boards in most countries do not have a statutory responsibility to protect stakeholders, the duties of care and loyalty encompass the brand, financial, and reputational risks that can result from inadequate attention to stakeholder interests.  Thus, in our view, a board’s fiduciary duties encompass stakeholder relations as well as protecting shareowner interests.

One of the most fundamental sources of good governance is independence.  Directors who have financial or other affiliations with companies on whose boards they serve may face conflicts of interest between their own interests and those of the corporation’s shareowners and other stakeholders.  In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.

Independent directors are those who do not have a material financial or personal relationship with the company or any of its managers that could compromise the director’s objectivity and fiduciary responsibility to shareowners.  In general, this means that an independent director should have no affiliation with the company other than a seat on the board and (in some cases) ownership of sufficient company stock to give the director a stake in the company’s financial performance, but not so great as to constitute a controlling or significant interest.

Because the board’s ability to represent shareowners independently of management can be compromised when the Chair is also a member of management, it is beneficial for the Chair of the board to be an independent director.

Another critical component of good governance is diversity.  Well-governed companies benefit from a wide diversity of perspective and background on their boards.  To bring such diversity to the board, directors should be chosen to reflect diversity of experience, perspective, expertise, gender, race, culture, age and geography.  Calvert believes that in an increasingly complex global marketplace, the ability to draw on a wide range of viewpoints, backgrounds, skills, and experience is critical to a company's success. Corporate diversity helps companies increase the likelihood of making the right strategic and operational decisions, contributes to a more positive public image and reputation, and catalyzes efforts to recruit, retain, and promote the best people, including women and minorities.

Companies that are private may take some time to achieve an adequate balance of diversity and independence on their boards.  For private companies, the fund advisor will vote on a case-by-case basis on board independence and board diversity matters.

Each director should also be willing and able to devote sufficient time and effort to the duties of a director.  Directors who routinely fail to attend board meetings, regardless of the number of boards on which they serve, are not devoting sufficient attention to good corporate governance.

The board should periodically evaluate its performance, the performance of its various committees, and the performance of individual board members in governing the corporation.

Board Independence

•         The Fund advisor will oppose  slates of directors without at least a majority of independent directors.

•         The Fund advisor will support proposals requesting that the majority of directors be independent and that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.

•         The Fund advisor will oppose non-independent directors candidates nominated to the audit, compensation and/or nominating committees.

•         The Fund advisor will support proposals seeking to separate the positions of Chair of the board and Chief Executive Officer as well as resolutions asking for the Chair to be an independent director.

Board Diversity

•         The Fund advisor will oppose  slates of directors that result in a board that does not include both women and people of color.

•         The Fund advisor will support  proposals requesting that companies adopt policies or nominating committee charters to assure that diversity is a key attribute of every director search.

Board Accountability

•         The Fund advisor will oppose  slates of directors in situations where the company failed to take action on shareowner proposals that passed in previous years.

•         The Fund advisor will ordinarily oppose  director candidates who have not attended a sufficient number of meetings of the board or key committees on which they served to effectively discharge their duties as directors.

•         The Fund advisor will oppose directors who sit on more than four public company boards and oppose directors serve as CEO and sit on more than two additional boards.

Board Committee on Sustainability/Corporate Social Responsibility Issues

Shareholders have filed binding resolutions seeking the creation of a board committee dedicated to long term strategic thinking and risk management of sustainability issues including environment, human rights, diversity and others. While we believe all directors should be informed and active on sustainability issues, we do see the value of a focused sustainability committee.

•         The Fund advisor will ordinarily support  the creation of a board level committee on sustainability/corporate social responsibility issues.

Limitations, Director Liability and Indemnification

Because of increased litigation brought against directors of corporations and the increased costs of director's liability insurance, many states have passed laws limiting director liability for actions taken in good faith. It is argued that such indemnification is necessary for companies to be able to attract the most qualified individuals to their boards.

•         The Fund advisor will ordinarily support  proposals seeking to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts, but will oppose  proposals seeking to indemnify directors for all acts.

Limit Directors' Tenure

Corporate directors generally may stand for re-election indefinitely.  Opponents of this practice suggest that limited tenure would inject new perspectives into the boardroom as well as possibly creating room for directors from diverse backgrounds.  However, continuity is also important and there are other mechanisms such as voting against or withholding votes during the election of directors, which shareholders can use to voice their opposition to certain candidates.  It may be in the best interests of the shareowners for long-serving directors to remain on the board, providing they maintain their independence as well as the independent perspective they bring to the board.

•         The Fund advisor will examine and vote on a case-by-case basis proposals to limit director tenure.

Director Stock Ownership

Advocates of requirements that directors own shares of company stock argue that stock ownership helps to align the interests of directors with the interests of shareowners.  Yet there are ways that such requirements may also undermine good governance:  limiting board service only to those who can afford to purchase shares; or encouraging companies to use stock awards as part or all of director compensation.  In the latter case, unless there are mandatory holding requirements or other stipulations that help to assure that director and shareowner incentives are indeed aligned, awards of stock as compensation can create conflicts of interest where board members may make decisions for personal gain rather than for the benefit of shareowners.  Thus, in some circumstances director stock ownership requirements may be beneficial and in others detrimental to the creation of long-term shareowner value.

•         The Fund advisor will examine and vote on a case-by-case basis proposals requiring that corporate directors own shares in the company.

•         The Fund advisor will oppose  excessive awards of stock or stock options to directors.

Director Elections

Contested Election of Directors

Contested elections of directors frequently occur when a board or shareholder nominated candidate or slate runs for the purpose of seeking a significant change or improvement in corporate policy, control, or structure. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

•         The Fund advisor will evaluate director nominees on case-by-case  basis in contested election of directors.

Classified or Staggered Boards

On a classified (or staggered) board, directors are divided into separate classes with directors in each class elected to overlapping three-year terms. Companies argue that such boards offer continuity in strategic direction, which promotes long-term planning. However, in some instances these structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareowners.

•         The Fund advisor will ordinarily support  proposals to elect all board members annually and to remove classified boards.

Majority Vote Standard

A majority voting standard allows shareholders with a majority of votes in favor or against determine the election of board nominees.  Currently, most board elections are uncontested and allow directors to be elected with a plurality of votes.  Calvert believes majority voting increases director accountability to shareholders, as directors recognize shareholders have a voice in the election process.

•         The Fund advisor will generally support  both precatory and binding resolutions seeking to establish a majority vote standard.

Cumulative Voting

Cumulative voting allows shareowners to "stack" their votes behind one or a few directors running for the board, thereby helping a minority of shareowners to win board representation. Cumulative voting gives minority shareowners a voice in corporate affairs proportionate to their actual strength in voting shares.  However, like many tools, cumulative voting can be misused.   In general, where shareowner rights and voice are well protected by a strong, diverse, and independent board and key committees, where shareowners may call special meetings or act by written consent, and in the absence of strong anti-takeover provisions, cumulative voting is usually unnecessary.

•         The Fund advisor will examine and vote on a case-by-case basis proposals calling for cumulative voting in the election of directors.

Shareholder Rights

Supermajority Vote Requirements

Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority. Generally, supermajority provisions require at least 2/3 affirmative votes for passage of issues.

•         The Fund advisor will ordinarily oppose  supermajority vote requirements.

Shareowner Access to Proxy

Equal access proposals ask companies to give shareowners access to proxy materials to state their views on contested issues, including director nominations. In some cases, such proposals allow shareowners holding a certain percentage of shares to nominate directors.  There is no reason why management should be allowed to nominate directors while shareowners – whom directors are supposed to represent – are deprived of the same right.    We support the view that shareowners should be granted access to the proxy ballot in the nomination of directors.

•         The Fund advisor will ordinarily support proposals for shareowner access to the proxy ballot.

Restrictions on Shareowners Acting by Written Consent

Written consent allows shareowners to initiate and carry out a shareowner action without waiting until the annual meeting, or by calling a special meeting.  It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareowner meeting.

•         The Fund advisor will ordinarily oppose proposals to restrict, limit or eliminate the right of shareowners to act by written consent.

•         The Fund advisor will ordinarily support  proposals to allow or facilitate shareowner action by written consent.

Restrictions on Shareowners Calling Meetings

It is common for company management to retain the right to call special meetings of shareowners at any time, but shareowners often do not have similar rights.  In general, we support the right of shareowners to call special meetings, even in extraordinary circumstances, such as consideration of a takeover bid.  Restrictions on the right of shareowners to call a meeting can also restrict the ability of shareowners to force company management to consider shareowner proposals or director candidates.

•         The Fund advisor will ordinarily oppose restrictions on the right of shareowners to call special meetings; as such restrictions limit the right of shareowners to participate in governance.

Dual or Multiple Classes of Stock

In order to maintain corporate control in the hands of a certain group of shareowners, companies may seek to create multiple classes of stock with differing rights pertaining to voting and dividends.  Creation of multiple classes of stock limits the right of some shareowners – often a majority of shareowners – to exercise influence over the governance of the corporation.   This approach in turn diffuses directors’ incentives to exercise appropriate oversight and control over management.

•         The Fund advisor will ordinarily oppose  proposals to create dual classes of stock.  However, the advisor will examine and vote on a case-by-case basis proposals to create classes of stock offering different dividend rights (such as one class that pays cash dividends and a second that pays stock dividends), and may support such proposals if they do not limit shareowner rights.

•         The Fund advisor will ordinarily support proposals to recapitalize stock such that each share is equal to one vote.

Ratification of Auditor and Audit Committee

The annual shareholder ratification of the outside auditors is standard practice.  While it is recognized that the company is in the best position to evaluate the competence of the outside auditors, we believe that outside auditors must ultimately be accountable to shareowners.   Further, Calvert recognizes the critical responsibilities of the audit committee and its members including the oversight of financial statements and internal reporting controls.

•         The Fund advisor will ordinarily oppose  proposals seeking ratification of the auditor when fees for non-audit consulting services exceed 25 % of all fees or in any other case where the advisor determines that the independence of the auditor may be compromised.

•         The Fund advisor will ordinarily support  proposals to adopt a policy to ensure that the auditor will only provide audit services to the company and not provide other services.

•         The Fund advisor will ordinarily support proposals that set a reasonable mandatory rotation of the auditor (at least every five years).

•         The Fund advisor will ordinarily support proposals that call for more stringent measures to ensure auditor independence.

In a number of countries companies routinely appoint internal statutory auditors.

•         The Fund advisor will ordinarily support  the appointment or reelection of internal statutory auditors unless there are concerns about audit methods used or the audit reports produced, or if there are questions regarding the auditors being voted on.

In some countries, shareholder election of auditors is not common practice.

•         The Fund advisor will ordinarily support  proposals that call for the annual election of auditors by shareholders.

Audit Committee

•         The Fund advisor will ordinarily oppose  members of the audit committee where the audit committee has approved an audit contract where non-audit fees exceed audit fees or in any other case where the advisor determines that the independence of the auditor may be compromised.

•         The Fund advisor will ordinarily oppose members of the audit committee at companies with ineffective internal controls, considering whether the company has a history of accounting issues, or significant recent problems, and the board’s response to them

Transparency and Disclosure

International corporate governance is constantly changing and there have been waves of development of governance codes around the world.  The common thread throughout all of these codes is that shareowners want their companies to be transparent.

•         The Fund advisor will ordinarily support proposals that call for full disclosure of company financial performance.

•         The Fund advisor will ordinarily support  proposals that call for an annual financial audit by external and independent auditors.

•         The Fund advisor will ordinarily support proposals that call for disclosure of ownership, structure, and objectives of companies, including the rights of minority shareholders vis-à-vis the rights of major shareholders.

•         The Fund advisor will ordinarily support  proposals that call for disclosure of corporate governance codes and structures.

•         The Fund advisor will ordinarily support  proposals that call for disclosure of related party transactions.

•         The Fund advisor will ordinarily support  proposals that call for disclosure of the board nominating process.

B.            Executive and Employee Compensation

Executive risks and rewards need to be better aligned with those of employees, shareowners and the long-term performance of the corporation.  Prosperity should be shared broadly within a company, as should the downside risk of share ownership.  Executive compensation packages should also be transparent and shareowners should have the right and responsibility to vote on compensation plans and strategy.

There are many companies whose executive compensation seems disconnected from the actual performance of the corporation and creation of shareowner value.  The structure of these compensation plans often determines the level of alignment between management and shareowner interests.  Calvert stresses the importance of pay-for-performance, where executive compensation is linked to clearly defined and rigorous criteria.  These executives should not only enjoy the benefits when the company performs well, but boards should ensure executives are accordingly penalized when they are unable to meet established performance criteria.

Stock option plans transfer significant amounts of wealth from shareowners to highly paid executives and directors.  Reasonable limits must be set on dilution caused by such plans, which should be designed to provide incentives as opposed to risk-free rewards.

Disclosure of CEO, Executive, Board and Employee Compensation

•         The Fund advisor will ordinarily support  proposals requesting companies disclose compensation practices and policies--including salaries, option awards, bonuses, and restricted stock grants--of top management, Board of Directors, and employees.

CEO and Executive Compensation

•         The Fund advisor will oppose executive compensation proposals if we determine that the compensation does not reflect the financial, economic and social circumstances of the company (i.e., during times of financial strains or underperformance).

•         The Fund advisor will support  proposals seeking to establish an annual shareholder advisory vote on compensation.

•         The Fund advisor will ordinarily oppose  proposals seeking shareholder ratification of the company’s executive officers’ compensation (also known as an Advisory vote on compensation) if executive risks and rewards are not aligned with the interests of shareowners and the long-term performance of the corporation. The Fund advisor will ordinarily oppose  compensation proposals if the company’s compensation program is not adequately described, if incentive compensation is awarded despite a failure to meet established performance targets, or if the company awards termination payments that are not justified by the company’s prior performance.

Compensation Committee

•         The Fund advisor may oppose  members of the compensation committee when it is determined they have approved compensation plans that are deemed excessive or have not amended their policies in response to shareholder concern.

Executive & Employee Stock Option Plans

•         The Fund advisor will ordinarily oppose  proposals to approve stock option plans in which the dilutive effect exceeds 10 percent of share value.

•         The Fund advisor will ordinarily oppose  proposals to approve stock option plans that do not contain provisions prohibiting automatic re-pricing, unless such plans are indexed to a peer group or other measurement so long as the performance benchmark is predetermined prior to the grant date and not subject to change retroactively.

•         The Fund advisor will examine and ordinarily oppose  proposals for re-pricing of underwater options.

•         The Fund advisor will ordinarily oppose  proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant.

•         The Fund advisor will ordinarily support  proposals requiring that all option plans and option re-pricing are submitted for shareholder approval.

•         The Fund advisor will ordinarily oppose  proposals to approve stock option plans with “evergreen” features, reserving a specified percentage of stock for award each year with no termination date.

•         The Fund advisor will ordinarily support  proposals to approve stock option plans for outside directors subject to the same constraints previously described.

•         The Fund advisor will support  proposals to approve Employee Stock Ownership Plans (ESOPs) created to promote active employee ownership (e.g., those that pass through voting rights on all matters to a trustee or fiduciary who is independent from company management).  The Fund advisor will oppose  any ESOP whose primary purpose is to prevent a corporate takeover.

Expensing of Stock Options

Calvert’s view is that the expensing of stock options gives shareholders valuable additional information about companies’ financial performance, and should therefore be encouraged.

•         The Fund advisor will ordinarily support  proposals requesting that companies expense stock options.

Pay Equity

•         The Fund advisor will support  proposals requesting that management provide a pay equity report.

Ratio Between CEO and Worker Pay

•         The Fund advisor will support  proposals requesting that management report on the ratio between CEO and employee compensation.

•         The Fund advisor will examine and vote on a case-by-case basis proposals requesting management to set a maximum limit on executive compensation.

Executive Compensation Tie to Non-Financial Performance

The Fund advisor will support  proposals asking companies to review their executive compensation as it links to non-financial performance such as diversity, labor and human rights, environment, community relations, and other sustainability and/or corporate social responsibility-related issues.

Severance Agreements

Severance payments are compensation agreements that provide for top executives who are terminated or demoted pursuant to a takeover or other change in control. Companies argue that such provisions are necessary to keep executives from "jumping ship" during potential takeover attempts. Calvert believes boards should allow shareholders the ability to ratify such severance or change in control agreements to determine if such awards are excessive and unnecessary.

•         The Fund advisor will support  proposals providing shareowners the right to ratify adoption of severance or change in control agreements.

•         The Fund advisor will examine and vote on a case-by-case basis severance or change in control agreements, based upon an evaluation of the particular agreement itself and taking into consideration total management compensation, the employees covered by the plan, quality of management, size of the payout and any leveraged buyout or takeover restrictions.

•         The Fund advisor will oppose  the election of compensation committee members who approve severance agreements that are not ratified by shareowners.

C.            Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring

Mergers and acquisitions frequently raise significant issues of corporate strategy, and as such should be considered very carefully by shareowners.  Mergers, in particular, may have the effect of profoundly changing corporate governance, for better or worse, as two corporations with different cultures, traditions, and strategies become one.

Considering the Non-Financial Effects of a Merger Proposal

Such proposals allow or require the board to consider the impact of merger decisions on various stakeholders, including employees, communities of place or interest, customers, and business partners, and give the board the right to reject a tender offer on the grounds that it would adversely affect the company's stakeholders.

•         The Fund advisor will support  proposals that consider non-financial impacts of mergers.

•         The Fund advisor will examine and vote on a case-by-case basis all merger and acquisition proposals, and will support those that offer value to shareowners while protecting or improving the company’s social, environmental, and governance performance.

•         The Fund advisor will ordinarily oppose  proposals for corporate acquisition, takeover, restructuring plans that include significant new takeover defenses or that pose other potential financial, social, or environmental risks or liabilities.

Opt-Out of State Anti-takeover Law

Several states have enacted anti-takeover statutes to protect companies against hostile takeovers.  In some, directors or shareowners are required to opt in for such provisions to be operational; in others, directors or shareowners may opt out.   Hostile takeovers come in many forms.  Some offer advantages to shareowners by replacing current management with more effective management.  Others do not.  Shareowners of both the acquirer and the target firms stand to lose or gain significantly, depending on the terms of the takeover, the strategic attributes of the takeover, and the price and method of acquisition.  In general, shareowners should have the right to consider all potential takeovers, hostile or not, and vote their shares based on their assessment of the particular offer.

•         The Fund advisor will ordinarily support  proposals for bylaw changes allowing a company to opt out of state anti-takeover laws and will oppose  proposals requiring companies to opt into state anti-takeover statutes.

Charter and By-Laws

There may be proposals involving changes to corporate charters or by-laws that are not otherwise addressed in or anticipated by these Guidelines.

•         The Fund advisor will examine and vote on a case-by-case basis proposals to amend or change corporate charter or by-laws, and may support  such proposals if they are deemed consistent with shareholders’ best interests and the principles of sound governance and overall corporate social responsibility/sustainability underlying these Guidelines.

Reincorporation

Corporations are bound by the laws of the states in which they are incorporated.  Companies reincorporate for a variety of reasons, including shifting incorporation to a state where the company has its most active operations or corporate headquarters.  In other cases, reincorporation is done to take advantage of stronger state corporate takeover laws, or to reduce tax or regulatory burdens.  In these instances, reincorporation may result in greater costs to stakeholders, or in loss of valuable shareowner rights. Finally, changes in state law have made reincorporating in certain locations more or less favorable to governance issues such as shareholder rights.

•         The Fund advisor will ordinarily support  proposals to reincorporate for valid business reasons (such as reincorporating in the same state as the corporate headquarters).

•         The Fund advisor will review on a case-by-case  basis proposals to reincorporate for improvements in governance structure and policies (such as reincorporating in states like North Dakota, with shareholder friendly provisions).

•         The Fund advisor will ordinarily oppose  proposals to reincorporate outside the United States if the advisor determines that such reincorporation is no more than the establishment of a skeleton offshore headquarters or mailing address for purposes of tax avoidance, and the company does not have substantial business activities in the country in which it proposes to reincorporate.

Common Stock Authorization

Companies may choose to increase their authorization of common stock for a variety of reasons.  In some instances, the intended purpose of the increased authorization may clearly benefit shareowners; in others, the benefits to shareowners are less clear.  Given that increased authorization of common stock is dilutive, except where the authorization is being used to facilitate a stock split or stock dividend, proposed increases in authorized common stock must be examined carefully to determine whether the benefits of issuing additional stock outweigh the potential dilution.

•         The Fund advisor will ordinarily support  proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.

•         The Fund advisor will examine and vote on a case-by case basis proposals authorizing the issuance of additional common stock.  If the company already has a large amount of stock authorized but not issued, or reserved for its stock option plans, or where the request is to increase shares by more than 100 percent of the current authorization, the Fund advisor will ordinarily oppose  the proposals (unless there is a convincing business plan for use of additional authorized common stock) due to concerns that the authorized but unissued shares will be used as a poison pill or other takeover defense.

Blank Check Preferred Stock

Blank check preferred stock is stock with a fixed dividend and a preferential claim on company assets relative to common shares. The terms of the stock (voting, dividend, and conversion rights) are set by the board at a future date without further shareowner action. While such an issue can in theory have legitimate corporate purposes, most often it has been used as an anti-takeover device.

•         The Fund advisor will ordinarily oppose  the creation of blank check preferred stock.  In addition, the Fund advisor will ordinarily oppose  increases in authorization of preferred stock with unspecified terms and conditions of use that may be determined by the board at a future date, without approval of shareholders.

Poison Pills

Poison pills (or shareowner rights plans) are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareowner approval. Most poison pill resolutions deal with shareowner ratification of poison pills or repealing them altogether.

•         The Fund advisor will support  proposals calling for shareowner approval of poison pills or shareholder rights plans.

•         The Fund advisor will ordinarily oppose  poison pills or shareowner rights plans.

Greenmail

Greenmail is the premium a takeover target firm offers to a corporate raider in exchange for the raider’s shares.  This usually means that the bidder’s shares are purchased at a price higher than market price, discriminating against other shareowners.

•         The Fund advisor will ordinarily support  anti-greenmail provisions and oppose  the payment of greenmail.

III.          CORPORATE SUSTAINABILITY AND SOCIAL RESPONSIBILITY

A.            Sustainability Reporting

The global economy of the 21st century must find ways to encourage new approaches to wealth creation that raises living standards (particularly in the developing world) while preserving and protecting fragile ecosystems and vital resources that did not factor into previous economic models.  In response to this new imperative, the notion of sustainability (or sustainable development) has emerged as a core theme of public policy and corporate responsibility.  Investors increasingly see financial materiality in corporate management of environmental, social and governance issues. Producing and disclosing a sustainability report demonstrates that a company is broadly aware of business risks and opportunities and has established programs to manage its exposure.    As companies strive to translate the concept of sustainability into practice and measure their performance, this has created a growing demand for broadly accepted sustainability performance indicators and reporting guidelines.  There are many forms of sustainability reporting, with one of the most comprehensive systems being the Global Reporting Initiative (GRI) reporting guidelines.

•         The Fund advisor will ordinarily support  proposals asking companies to prepare sustainability reports, including publishing annual reports in accordance with the Global Reporting Initiative (GRI) or other reasonable international codes of conduct or reporting models.

•         The Fund advisor will ordinarily support  proposals requesting that companies conduct social and/or environmental audits of their performance.

B.            Environment

All corporations have an impact on the environment. A company's environmental policies and performance can have a substantial effect on the firm's financial performance. We expect management to take all reasonable steps to reduce negative environmental impacts and a company’s overall environmental footprint.

•         The Fund advisor will ordinarily support  proposals to reduce negative environmental impacts and a company’s overall environmental footprint, including any threats to biodiversity in ecologically sensitive areas.

•         The Fund advisor will ordinarily support  proposals asking companies to report on their environmental practices, policies and impacts, including environmental damage and health risks resulting from operations, and the impact of environmental liabilities on shareowner value.

•         The Fund advisor will ordinarily support proposals asking companies to prepare a comprehensive report on recycling or waste management efforts, to increase recycling efforts, or to adopt a formal recycling policy.

Ceres Principles

The Coalition for Environmentally Responsible Economies (Ceres), a coalition comprised of social investors and environmental organizations, has developed an environmental corporate code of conduct.  The Ceres Principles ask corporations to conduct environmental audits of their operations, establish environmental management practices, assume responsibility for damage they cause to the environment and take other leadership initiatives on the environment.  Shareholder resolutions are frequently introduced asking companies to: 1) become signatories of the Ceres Principles; or 2) produce a report addressing management’s response to each of the points raised in the Ceres Principles.

•         The Fund advisor will support  proposals requesting that a company become a signatory to the Ceres Principles.

Climate Change/Global Warming

Shareholder initiatives on climate change have focused on companies that contribute significantly to global warming—including oil and mining companies, utilities, and automobile manufacturers.  Increasingly, corporations in a wider variety of industries are facing shareowner proposals on climate change as shareowners recognize that companies can take cost-effective—and often cost-saving—steps to reduce energy use that contribute to climate change.  Initiatives have included proposals requesting companies to disclose information, using guidelines such as those prepared by the Carbon Disclosure Project.  This includes information about the company’s impact on climate change, policies and targets for reducing greenhouse gas emissions, increasing energy efficiency, and substituting some forms of renewable energy resources for fossil fuels.

•         The Fund advisor will support  proposals requesting that companies disclose information on greenhouse gas emissions or take specific actions, at reasonable cost, to mitigate climate change, including reducing greenhouse gas emissions and developing and using renewable or other less-polluting energy sources.

•         The Fund advisor will support  proposals seeking the preparation of a report on a company’s activities related to the development of renewable energy sources.

•         The Fund advisor will support  proposals seeking increased investment in renewable energy sources unless the terms of the resolution are overly restrictive.

Water

Proposals may be filed that ask a company to prepare a report evaluating the business risks linked to water use and impacts on the company’s supply chain, including subsidiaries and water user partners. Such proposals may also ask companies to disclose current policies and procedures for mitigating the impact of operations on local communities or ecosystems in areas of water scarcity.

•         The Fund advisor will support  proposals seeking the preparation of a report on a company’s risks linked to water use or impacts to water.

•         The Fund advisor will support proposals seeking the adoption of programs and policies that enhance access and affordability to safe drinking water and sanitation.

Environmental Justice

Quite often, corporate activities that damage the environment have a disproportional impact on poor people, people of color, indigenous peoples and other marginalized groups.  For example, companies will sometimes locate environmentally damaging operations in poor communities or in developing countries where poor or indigenous people have little or no voice in political and economic affairs.

•         The Fund advisor will ordinarily support  proposals asking companies to report on whether environmental and health risks posed by their activities fall disproportionately on any one group or groups, and to take action to reduce those risks at reasonable cost to the company.

•         The Fund advisor will ordinarily support proposals asking companies to respect the rights of local and indigenous communities to participate in decisions affecting their local environment.

C.            Workplace Issues

Labor Relations

Companies’ treatment of their workers can have a pervasive effect on the performance of the enterprise, as well as on the communities and societies where such companies operate.  Calvert believes that well-governed, responsible corporations treat workers fairly in all locations, and avoid exploitation of poor or marginalized people.  Shareowner resolutions are sometimes filed asking companies to develop codes of conduct that address labor relations issues, including use of child labor, forced labor, safe working conditions, fair wages and the right to freedom of association and collective bargaining.

•         The Fund advisor will ordinarily support  proposals requesting companies to adopt, report on, and agree to independent monitoring of codes of conduct addressing global labor and human rights practices.

•         The Fund advisor will ordinarily support  proposals requesting that companies avoid exploitative labor practices, including child labor and forced labor.

•         The Fund advisor will ordinarily support  proposals requesting that companies commit to providing safe workplaces.

Vendor/Supplier Standards

Special attention has been focused on companies that use offshore vendors to manufacture or supply products for resale in the United States.  While many offshore vendors have satisfactory workplace practices, there have also been many instances of abuse, including forced labor, child labor, discrimination, intimidation and harassment of workers seeking to associate, organize or bargain collectively, unsafe working conditions, and other very poor working conditions.  Shareowner resolutions are sometimes filed asking companies to adopt codes of conduct regarding vendor/supplier labor practices, to report on compliance with such codes, and to support independent third party monitoring of compliance.  At the heart of these proposals is the belief that corporations that operate globally have both the power and the responsibility to curtail abusive labor practices on the part of their suppliers and vendors.

•         The Fund advisor will ordinarily support  proposals requesting that companies adopt codes of conduct and other vendor/supplier standards requiring that foreign suppliers and licensees comply with all applicable laws and/or international standards (such as the International Labor Organization’s core labor standards) regarding wages, benefits, working conditions, including laws and standards regarding discrimination, child labor and forced labor, worker health and safety, freedom of association and other rights.  This support includes proposals requesting compliance with vendor codes of conduct, compliance reporting, and third party monitoring or verification.

Diversity and Equal Employment Opportunity (EEO)

Women and minorities have long been subject to discrimination in the workplace - denied access to jobs, promotions, benefits and other entitlements on account of race or gender.  Women and minorities are still significantly underrepresented in the ranks of management and other high-income positions, and overrepresented in the more poorly-paid categories, including office and clerical workers and service workers.

Shareowner resolutions are sometimes filed asking companies to report on their efforts to meet or exceed federal EEO mandates. Typically, such reporting involves little additional cost to the corporation since most, if not all, of the data is already gathered to meet government-reporting requirements (all firms with more than 100 employees, or federal contractors with more than 50 employees, must file EEO-1 reports with the Equal Employment Opportunity Commission).  Shareowner resolutions have also been filed asking companies to extend non-discrimination policies to gay, lesbian, bisexual and transgender employees.

•         The Fund advisor will ordinarily support  proposals asking companies to report on efforts to comply with federal EEO mandates.

•         The Fund advisor will support  proposals asking companies to report on their progress in meeting the recommendations of the Glass Ceiling Commission and to eliminate all vestiges of "glass ceilings" for women and minority employees.

•         The Fund advisor will ordinarily support  proposals asking companies to include language in EEO statements specifically barring discrimination on the basis of sexual orientation, and gender identity and/or expression, and to report on company initiatives to create a workplace free of discrimination on the basis of sexual orientation and gender identity and/or expression.

•         The Fund advisor will ordinarily support  proposals seeking reports on a company’s initiatives to create a workplace free of discrimination on the basis of sexual orientation and gender identity and/or expression.

•         The Fund advisor will oppose  proposals that seek to eliminate protection already afforded to gay, lesbian, bisexual and transgender employees.

•         The Fund advisor will support  proposals seeking more careful consideration of the use of racial, gender, or other stereotypes in advertising campaigns, including preparation of a report at reasonable cost to the company.

Plant Closings

Federal law requires 60 days advance notice of major plant closings or layoffs.  Beyond such notice, however, many corporations provide very little in the way of support for workers losing jobs through layoffs or downsizing.  The way a company treats employees that are laid off often has a substantial impact on the morale and productivity of those that remain employed.  Programs aimed at assisting displaced workers are helpful both to those displaced and to the company’s ability to recover from market downturns or other setbacks resulting in layoffs or plant closings.

•         The Fund advisor will ordinarily support  resolutions asking companies to create or expand upon relocation programs for displaced workers.

D.            International Operations and Human Rights

Business Activities and Investments

Global corporations often do business in countries lacking adequate legal or regulatory structures protecting workers, consumers, communities and the environment, or where lax enforcement renders existing laws ineffective.  Many companies have sought to lower costs by transferring operations to less regulated areas, or to low-wage areas.  Such activity is not always exploitative, but it can be.  In the past, transgressions of human rights in offshore operations was not well known or reported, but increasingly, company operations in countries with substandard labor or human rights records has come under much greater scrutiny.  The adverse publicity associated with allegations of sweatshop practices or other human rights abuses can also pose substantial brand or reputational risks for companies.

Many of the shareowner resolutions filed on international operations and human rights focus on specific countries or specific issues within these countries.  For example, shareowners have asked internet and communication technology companies to report on steps being taken to seek solutions regarding free expression and privacy challenges faced by companies doing business internationally; or to report on or comply with international standards aimed at protecting human rights on a global, sectoral or country basis such as the UN Global Compact and the Voluntary Principles on Security and Human Rights. In some cases, resolutions have requested that companies report on operations and investments, or cease operations, in particular nations with repressive regimes or a history of human rights, labor abuses and/or genocide, such as Sudan or Burma.  In other cases, resolutions may oppose all company operations in a particular country; in others, the resolutions seek to limit particular industries or practices that are particularly egregious.

•         The Fund advisor will ordinarily support  proposals requesting that companies develop human rights policies and periodic reporting on operations and investments in countries with repressive regimes and/or conflict zones.

•         The Fund advisor will ordinarily support  proposals requesting a report discussing how investment policies address or could address human rights issues.

•         The Fund advisor will ordinarily support  proposals requesting that companies adopt or support reasonable third-party codes of conduct or principles addressing human rights and discrimination.

•         The Fund advisor will ordinarily support  proposals requesting that companies develop policies and protocols to eliminate bribery and corruption.

•         The Fund advisor will ordinarily support proposals requesting a report discussing how business practices and/or products limit or could limit freedom of expression or privacy.

Unauthorized Images

Some corporations use images in their advertising or brands that are offensive to certain cultures, or that may perpetuate racism and bigotry.  For instance, some companies use American Indian symbols and imagery to advertise and market commercial products, including sports franchises. Others have used images or caricatures of African Americans, Jews, Latinos, or other minority or indigenous groups in ways that are objectionable to members of such groups.

•         The Fund advisor will support  proposals asking companies to avoid the unauthorized use of images of racial, ethnic, or indigenous groups in the promotion of their products.

International Outsourcing Operations

Shareholder resolutions are sometimes filed calling on companies to report on their operating practices in international factories and plants located in places such as the Maquiladoras in Mexico, Southeast Asia, South Asia, Eastern Europe, the Caribbean or Central America. Companies often move to these places under U.S. government-sponsored programs to promote trade and economic development in these regions.  In addition, companies have located in these regions to take advantage of lower labor costs as well as fewer environmental and other regulations. There have, however, been numerous cases of abuse of the human rights of employees and compromises of labor standards and the environmental integrity of communities.

  The Fund advisor will ordinarily support  proposals calling for reports on treatment of workers and protection of human rights in international operations such as in the Maquiladoras or elsewhere.
  The Fund advisor will ordinarily support  proposals calling for greater pay equity and fair treatment of workers, improved environmental practices, and stronger community support in offshore operations.

Access to Pharmaceuticals

The cost of medicine is a serious issue throughout the world.  In the United States, many citizens lack health insurance and many more lack a prescription drug benefit under Medicare or private insurance programs.  In Africa and in many other parts of the developing world, millions of people have already died from the AIDS virus and tens of millions more are infected.  Medications to treat AIDS, malaria, tuberculosis and other diseases are often so costly as to be out of reach of most of those affected.  Shareowner resolutions are sometimes filed asking pharmaceutical companies to take steps to make drugs more accessible and affordable to victims of pandemic or epidemic disease.

•         The Fund advisor will ordinarily support  proposals asking pharmaceutical companies to take steps to make drugs more affordable and accessible for the treatment of HIV AIDS, malaria, tuberculosis and other serious diseases affecting poor countries or populations.

•         The Fund advisor will ordinarily support  proposals asking companies with operations in heavily infected areas such as Africa to ensure that their workforces receive appropriate access to counseling or healthcare advice, health care coverage, or access to treatment.

E.            Indigenous Peoples’ Rights

Cultural Rights of Indigenous Peoples

The survival, security and human rights of millions of indigenous peoples around the world are increasingly threatened. Efforts to extract or develop natural resources in areas populated by Indigenous Peoples often threaten their lives and cultures, as well as their natural environments. Indigenous communities are demonstrating a new assertiveness when it comes to rejecting resource extraction projects. Calvert believes that to secure project access and ensure that invested assets eventually realize a return; leading companies must recognize the need to secure the free, prior and informed consent/consultation of affected indigenous communities and deliver tangible benefits to them.

•         The Fund advisor will ordinarily support  proposals requesting that companies respect the rights of and negotiate fairly with indigenous peoples, develop codes of conduct dealing with treatment of indigenous peoples, and avoid exploitation and destruction of their natural resources and ecology.

•         The Fund advisor will ordinarily support proposals requesting companies to develop, strengthen or implement a policy or guideline designed to address free, prior and informed consent/consultation from indigenous peoples or other communities.

F.            Product Safety and Impact

Many companies’ products have significant impacts on consumers, communities and society at large, and these impacts may expose companies to reputational or brand risks.  Responsible, well-governed companies should be aware of these potential risks and take proactive steps to manage them.  Shareowner proposals that ask companies to evaluate certain impacts of their products, or to provide full disclosure of the nature of those products, can be harbingers of potential risks that companies may face if they fail to act.  For example, several shareowner proposals have been filed requesting that food and beverage manufacturers label all foods containing genetically modified organisms (GMOs); other proposals have requested that companies report on the health or psychological impacts of their products.

•         The Fund advisor will review on case-by-case  basis proposals requesting that companies report on the impacts of their products on consumers and communities and will ordinarily support  such proposals when the requests can be fulfilled at reasonable cost to the company, or when potential reputational or brand risks are substantial.

•         The Fund advisor will ordinarily support  proposals requesting that companies disclose the contents or attributes of their products to potential consumers.

Toxic Chemicals

Shareowner resolutions are sometimes filed with cosmetics, household products, and retail companies asking them to report on the use of toxic chemicals in consumer products, and to provide policies regarding toxic chemicals.  Recent resolutions have focused on parabens, PVC, bromated flame retardants (BFRs), nanomaterials, and other chemicals.  In addition, some resolutions ask the company to adopt a general policy with regard to toxics in products.  These shareholder resolutions arise out of concern that many toxic chemicals may be legal to include in product formulations in the US, but not in other countries (such as the European Union)posing liability risk to the company.   In addition, independent scientists have raised serious health and safety concerns about the use of some of these chemicals.  Companies may face risk from harm to the consumer or affected communities, particularly as some of these chemicals persist in the environment.

•         The Fund advisor will ordinarily support  resolutions asking companies to disclose product ingredients.

•         The Fund advisor will ordinarily support  resolutions asking companies to disclose policies related to toxic chemicals.

•         The Fund advisor will examine and vote on a case-by-case  basis asking companies to reformulate a product by a given date, unless this reformulation is required by law in selected markets.

Animal Welfare

Shareowners and animal rights groups sometimes file resolutions with companies which engage in animal testing for the purposes of determining product efficacy or assuring consumer product safety.

•         The Fund advisor will ordinarily support  proposals seeking information on a company's animal testing practices, or requesting that management develop cost-effective alternatives to animal testing.

•         The Fund advisor will ordinarily support  proposals calling for consumer product companies to reduce or eliminate animal testing or the suffering of animal test subjects.

•         The Fund advisor will examine and vote on a case-by-case basis proposals calling for pharmaceutical or medical products firms to reduce animal testing or the suffering of animal test subjects.

•         The Fund advisor will ordinarily support  proposals requesting that companies report to shareholders on the risks and liabilities associated with concentrated animal feeding operations unless: the company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or the company does not directly source from confined animal feeding operations.

Tobacco

Shareowner resolutions are sometimes filed with insurance and health care companies asking them to report on the appropriateness of investments in the tobacco industry, and on the impact of smoking on benefit payments for death, disease and property loss.

•         The Fund advisor will ordinarily support  resolutions asking companies not to invest in the stocks of tobacco companies.

•         The Fund advisor will ordinarily support  resolutions asking companies to research the impact of ceasing business transactions with the tobacco industry.

G.            Weapons Contracting

Weapons/Military Products

Shareowner resolutions may be filed with companies with significant defense contracts, asking them to report on the nature of the contracts, particularly the goods and services to be provided.

•         The Fund advisor will ordinarily support  proposals calling for reports on the type and volume of defense contracts.

H.            Community

Equal Credit Opportunity

Access to capital is essential to full participation and opportunity in our society.  The Equal Credit Opportunity Act (ECOA) prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, etc.  Shareowner resolutions are sometimes filed requesting: (1) reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination; (2) the development of fair lending policies that would assure access to credit for major disadvantaged groups and require reports to shareowners on the implementation of such policies; and (3) the application of ECOA standards by non-financial corporations to their financial subsidiaries.

•         The Fund advisor will ordinarily support  proposals requesting increased disclosure on ECOA and stronger policies and programs regarding compliance with ECOA.

Redlining

Redlining is the systematic denial of services to people within a geographic area based on their economic or racial/ethnic profile.  The term originated in banking, but the same practice can occur in many businesses, including insurance and supermarkets.  Shareowner resolutions are sometimes filed asking companies to assess their lending practices or other business operations with respect to serving communities of color or the poor, and develop policies to avoid redlining.

•         The Fund advisor will support  proposals to develop and implement policies dealing with fair lending and housing, or other nondiscriminatory business practices.

Predatory Lending

Predatory lending involves charging excessive fees to sub prime borrowers without providing adequate disclosure.  Predatory lenders can engage in abusive business practices that take advantage of the elderly or the economically disadvantaged.  This includes charging excessive fees, making loans to those unable to make interest payments and steering customers selectively to products with higher than prevailing interest rates.  Shareowner resolutions are sometimes filed asking for the development of policies to prevent predatory lending practices.

•         The Fund advisor will support  proposals calling on companies to address and eliminate predatory lending practices.

•         The Fund advisor will support  proposals seeking the development of a policy or preparation of a report to guard against predatory lending practices.

Insurance Companies and Economically Targeted Investments

Economically targeted investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster and promote, among other things, small businesses and farms, affordable housing and community development banks and credit unions.  At present, insurance companies put less than one-tenth of one percent of their more than $1.9 trillion in assets into ETIs.  Shareowner resolutions are sometimes filed asking for reports outlining how insurers could implement an ETI program.

•         The Fund advisor will support  proposals encouraging adoption of or participation in economically targeted investment programs that can be implemented at reasonable cost.

Healthcare

Many communities are increasingly concerned about the ability of for-profit health care institutions to provide quality health care.  Shareholders have asked corporations operating hospitals for reports on the quality of their patient care.

•         The Fund advisor will ordinarily support  resolutions that call on hospitals to submit reports on patient healthcare and details of health care practices.

I.             Political Action Committees and Political Partisanship

Shareholders have a right to know how corporate assets are being spent in furtherance of political campaigns, social causes or government lobbying activities.  Although companies are already required to make such disclosures pursuant to federal and state law, such information is often not readily available to investors and shareowners.  Moreover, corporate lobbying activities and political spending may at times be inconsistent with or actually undermine shareholder and stakeholder interests that companies are otherwise responsible to protect.

•         The Fund advisor will ordinarily support  resolutions asking companies to disclose political spending made either directly or through political action committees, trade associations and/or other advocacy associations.

•         The Fund advisor will ordinarily support  resolutions asking companies to disclose the budgets dedicated to public policy lobbying activities.

•         The Fund advisor will ordinarily support  resolutions requesting that companies support public policy activities, including lobbying or political spending that are consistent with shareholder or other stakeholder efforts to strengthen policies that protect workers, communities, the environment, public safety, or any of the other principles embodied in these Guidelines.

J.             Other Issues

All social issues that are not covered in these Guidelines are delegated to the Fund’s advisor to vote in accordance with the Fund’s specific sustainable and socially responsible criteria.  In addition to actions taken pursuant to the Fund’s Conflict of Interest Policy, Calvert Sustainability Research Department (“CSRD”) will report to the Boards on issues not covered by these Guidelines as they arise.

IV. CONFLICT OF INTEREST POLICY

All Calvert Funds strictly adhere to the Guidelines detailed in Sections I and II, above.

Thus, generally, adherence to the Global Proxy Voting Guidelines will leave little opportunity for a material conflict of interest to emerge between any of the Funds, on the one hand, and the Fund’s investment advisor, sub-advisor, principal underwriter, or an affiliated person of the Fund, on the other hand.

Nonetheless, upon the occurrence of the exercise of voting discretion where there is a variance in the vote from the Global Proxy Voting Guidelines, which could lend itself to a potential conflict between these interests, a meeting of the Audit Committee of the Fund that holds that security will be immediately convened to determine how the proxy should be voted.

Adopted September 2000

Last Revised September 2011

APPENDIX B

CORPORATE BOND AND COMMERCIAL PAPER RATINGS (source:  Standard & Poor's Rating Services)

Bonds

AAA:     An obligation rated AAA has the highest rating assigned by Standard & Poor's.  The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA:        An obligation rated AA differs from the highest-rated obligations only in a small degree.  The obligor's capacity to meet its financial commitment on the obligation is very strong.

A:            An obligation rated A carries elements which may cause the obligation to be more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB:       An obligation rated BBB exhibits adequate protection parameters but may be susceptible to adverse changes in economic conditions or changing circumstances which are likely to lead to a weakened capacity for the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C:  These obligations are regarded as having significant speculative characteristics.  BB indicates the lowest degree of speculation and C the highest.  While such obligations will likely have some quality and protective characteristics, these factors are outweighed by large uncertainties and/or major exposures to adverse conditions.

BB:          An obligation rated BB is less vulnerable to nonpayment than other speculative issues, however this type of obligation is subject to major ongoing uncertainties and/or exposure to adverse business, financial, or economic conditions which could result in the obligor's inability to meet its financial commitment on the obligation.

B:            An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity meet its financial commitment on the obligations.  Adverse business, financial, and/or economic conditions may impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC:       An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions in order to sustain its ability to meet its financial commitment on the obligation.  Should adverse business, financial and/or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:          An obligation rated CC is currently highly vulnerable to nonpayment.

C:            An obligation rated C is often associated with situations in which a bankruptcy petition has been filed or  where similar action has been taken but payment on the obligation is being continued.

D:            An obligation rated D is in payment default.  The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.  The D rating also will be used when a bankruptcy petition has been filed or other similar action when payments on the obligation are deemed to be jeopardized.

Note: Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Notes

SP-1: These issues are considered as having  a strong capacity to pay principal and interest.  Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

SP-2:  These issues are considered as having a satisfactory capacity to pay principal and interest.

SP-3:  These issues are considered as having a speculative capacity to pay principal and interest.

Commercial Paper

A-1:  This rating indicates a strong degree of safety regarding timely payment.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: This rating indicates a satisfactory degree of safety regarding timely payment.

A-3: This rating indicates that the issue carries an adequate capacity for timely payment, however it is more vulnerable to the adverse effects of changes in circumstances than those obligations with higher ratings.

Long-Term Obligation Ratings (source: Moody's Investors Service)

                Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more.  They address the possibility that a financial obligation will not be honored as promised.  Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:        Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:          Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:            Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:        Obligations rated Baa are subject to moderate credit risk.  They are considered medium-grade and may possess certain speculative characteristics.

Ba:          Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:            Obligations rated B are considered speculative and are subject to high credit risk.

Caa:        Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:          Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:            Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings  (source: Moody's Investors Service)

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1:         Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2:         Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3:         Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP:          Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:  Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

PART C. OTHER INFORMATION

Item 28.       Exhibits

(a)	Declaration of Trust incorporated by reference to Registrant's Post-Effective Amendment No. 25, January 31, 2000, accession number 0000701219-00-000001.

(b)	By-Laws incorporated by reference to Registrant's Post-Effective Amendment No. 25, January 31, 2000, accession number 0000701219-00-000001.

(c)	Instruments Defining Rights of Security Holders (not applicable).

(d)

Investment Advisory Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 25, January 31, 2000, accession number 0000701219-00-000001. Amendment to Investment Advisory Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 41, January 30, 2012, accession number 0000701219-12-000001.  Addendum to Investment Advisory Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 41, January 30, 2012, accession number 0000701219-12-000001.  Addendum to Investment Advisory Agreement, filed herewith.

(e)

Underwriting (Distribution) Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 31, January 30, 2006, accession number 0000701219-06-000002. Schedules I, II, and III to Underwriting (Distribution) Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 31, January 30, 2006, accession number 0000701219-06-000002.

(f)	Bonus or Profit Sharing Contracts (not applicable).

(g)	Custodian Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 26, January 31, 2001, accession number 0000701219-01-000002.

(h)(1)

Amended Master Transfer Agency Agreement and Service Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 33, January 31, 2008, accession number 0000701219-08-000001. Amendment to Master Transfer Agency Agreement, filed herewith.

(h)(2)	Amended and Restated Servicing Agreement, filed herewith.

(h)(3)	Administrative Services Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 25, January 31, 2000, accession number 0000701219-00-000001.

(i)	Opinion and Consent of Counsel, filed herewith.

(j)	Consent of Independent Auditors to use of Report, filed herewith.

(k)	Omitted Financial Statements (not applicable).

(l)	Letter regarding initial capital incorporated by reference to Registrant's Pre-Effective Amendment No. 2, August 31, 1982.

(m)	Rule 12b-1 Distribution Plan, incorporated by reference to Registrant's Pre-Effective Amendment No. 2, August 31, 1982.

(n)	Rule 18f-3 Plan (not applicable).

(o)	Power of Attorney Forms, filed herewith.

(p)	Amended Code of Ethics (CIM), filed herewith.

Item 29.       Persons Controlled by or Under Common Control With Registrant

                       Not applicable.

Item 30.       Indemnification

Registrant's By-Laws, Item 28(b) of this Registration Statement, provides, in summary, that officers and trustees/directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees/directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, director, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustees/Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $10 million in trustees/directors and officers liability coverage, plus $5 million in excess trustees/directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $13 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.

Item 31.       Business and Other Connections of Investment Advisor

Name	Name of Company, Principal Business and Address	Capacity
Barbara J. Krumsiek

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer, Trustee/ Director

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

Ronald M. Wolfsheimer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

William M. Tartikoff

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Susan Walker Bender
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Ivy Wafford Duke
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Lancelot King
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Andrew Niebler
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Augusto Macedo
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Catherine Roy
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Bennett Freeman
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Stu Dalheim
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Hui Ping Ho

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Patrick Faul
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Natalie Trunow	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

James McGlynn
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

John Nichols
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Michael Abramo	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Matthew Duch	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Thomas Dailey
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Robert Enderson
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Item 32.       Principal Underwriters

         (a)     Registrant's principal underwriter underwrites shares of the following investment companies other than Registrant:

First Variable Rate Fund for Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Variable Series, Inc.
Calvert Impact Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.

         (b)     Positions of Underwriter's Officers and Directors

Name and Principal Business Address*	Position(s) and Offices with Underwriter	Position(s) and Offices with Registrant
Barbara J. Krumsiek	Director and Chief Executive Officer	Trustee and President
Ronald M. Wolfsheimer	Director, Executive Vice President and Chief Financial and Administrative Officer	Treasurer
William M. Tartikoff	Senior Vice President and Secretary	Vice President and Secretary
Alison Smith	Vice President	None
Stan Young	Vice President	None
Robert Enderson	Vice President	None
Christine Teske	Senior Institutional Vice President	None
Jackie Zelenko	Vice President	None
Matthew Alsted	Vice President	None
Geoffrey Ashton	Senior Regional Vice President	None
Bill Hairgrove	Regional Vice President	None
Marc DiFillipo	Regional Vice President	None
Todd Dahlstrom	Regional Vice President	None
Anthony Eames	Senior Regional Vice President	None
Steve Himber	Senior Institutional Vice President	None
Dave Mazza	Vice President, Institutional Sales	None
Ben Ogbogu	Regional Vice President	None
Steve Yoon	Regional Vice President	None
David McClellan	Regional Vice President	None
Neil Orlofske	Regional Vice President	None
Lenore Reiner	Regional Vice President	None
Susan Walker Bender	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Ivy Wafford Duke	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Lancelot King	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Andrew Niebler	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Augusto Macedo	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Hui Ping Ho	Assistant Treasurer	Assistant Treasurer

*4550 Montgomery Avenue Bethesda, Maryland 20814

         (c)      Inapplicable.

Item 33.       Location of Accounts and Records

         Ronald M. Wolfsheimer, Treasurer
         and
         William M. Tartikoff, Secretary
         Calvert Cash Reserves
         4550 Montgomery Avenue, Suite 1000N
         Bethesda, Maryland 20814

Item 34.       Management Services

         Not Applicable

Item 35.       Undertakings

         Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 30th day of January 2013.

CALVERT CASH RESERVES

By:

________________**_____________

Barbara J. Krumsiek
President and Trustee

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 30th day of January 2013 by the following persons in the capacities indicated.

Signature	Title

__________**____________ Barbara J. Krumsiek	President and Trustee (Principal Executive Officer)

__________**____________ Ronald M. Wolfsheimer	Principal Accounting Officer

__________**____________ Richard L. Baird, Jr.	Trustee

__________**____________ Douglas E. Feldman	Trustee

__________**____________ John G. Guffey, Jr.	Trustee

__________**____________ M. Charito Kruvant	Trustee

__________**____________ D. Wayne Silby	Trustee

**By: /s/ Lancelot A. King
                 Lancelot A. King

Executed by Lancelot A. King, Attorney-in-fact on behalf of those indicated, pursuant to Powers of Attorney Forms, filed herewith.

Calvert Cash Reserves
Post-Effective Amendment No. 43
Registration No. 002-76527
EXHIBIT INDEX

Exhibit No.	Description
28(d)	Addendum to Investment Advisory Agreement
28(h)(1)	Amendment to Master Transfer Agency Agreement
28(h)(2)	Amended and Restated Servicing Agreement
28(i)	Opinion and Consent of Counsel
28(j)	Consent of Independent Auditors to use of Report
28(o)	Power of Attorney Forms
28(p)	Code of Ethics (CIM)